UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Basic Materials (0.7%)
	Chemours Company, Term Loan
$84,778	3.750%, 5/12/2022[b,c]	$83,878
	Fortescue Metals Group, Ltd., Term Loan
164,860	3.750%, 6/30/2019	164,634
	Ineos US Finance, LLC, Term Loan
183,361	3.750%, 12/15/2020	183,682
	Tronox Pigments BV, Term Loan
102,668	4.500%, 3/19/2020	101,513

	Total	533,707

Capital Goods (0.7%)
	Accudyne Industries, LLC, Term Loan
62,706	4.000%, 12/13/2019	58,525
	ADS Waste Holdings, Inc., Term Loan
51,581	3.750%, 10/9/2019	51,605
	Berry Plastics Group, Inc., Term Loan
117,792	3.500%, 2/8/2020	117,867
	Cortes NP Acquisition Corporation, Term Loan
225,000	0.000%, 10/3/2023[b,c]	219,937
	HD Supply, Inc., Term Loan
25,000	0.000%, 10/16/2023[b,c]	25,031
	Rexnord, LLC, Term Loan
47,186	4.000%, 8/21/2020	47,228
	Reynolds Group, Inc., Term Loan
55,000	0.000%, 2/5/2023[b,c]	55,154

	Total	575,347

Communications Services (3.4%)
	Atlantic Broadband Penn, LLC, Term Loan
59,010	3.250%, 11/30/2019	59,010
	Birch Communication Inc., Term Loan
83,459	7.750%, 7/17/2020	63,846
	Block Communications, Inc., Term Loan
99,242	4.088%, 11/7/2021	99,738
	Charter Communications Operating, LLC, Term Loan
72,318	3.000%, 7/1/2020	72,508
	Cincinnati Bell, Inc., Term Loan
79,317	4.000%, 9/10/2020	79,555
	CommScope, Inc., Term Loan
108,900	3.750%, 12/29/2022	109,819
	CSC Holdings, LLC, Term Loan
37,406	5.000%, 10/9/2022	37,445
	FairPoint Communications, Inc., Term Loan
100,915	7.500%, 2/14/2019	100,861
	Grande Communications Networks, LLC, Term Loan
89,013	4.500%, 5/29/2020	89,013
	Gray Television, Inc., Term Loan
151,351	3.938%, 6/13/2021	152,155
	Hargray Communications Group, Inc., Term Loan
96,571	5.250%, 6/26/2019	96,974
	Integra Telecom Holdings, Inc., Term Loan
64,219	5.250%, 8/14/2020	63,737
	Intelsat Jackson Holdings SA, Term Loan
39,444	3.750%, 6/30/2019	37,463

Principal Amount	Bank Loans (11.5%)[a]	Value
Communications Services (3.4%) - continued
	Level 3 Communications, Inc., Term Loan
$121,000	4.000%, 8/1/2019	$121,454
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
105,000	4.500%, 1/7/2022	103,491
	LTS Buyer, LLC, Term Loan
105,848	4.088%, 4/13/2020	105,816
	MCC Georgia, LLC, Term Loan
68,425	3.750%, 6/30/2021	68,617
	NEP/NCP Holdco, Inc., Term Loan
184,012	4.250%, 1/22/2020[b,c]	183,092
	Nexstar Broadcasting, Inc., Term Loan
115,000	0.000%, 9/26/2023[b,c]	115,527
	Numericable US, LLC, Term Loan
74,438	4.564%, 7/29/2022	74,926
89,913	5.002%, 1/15/2024	90,722
	SBA Senior Finance II, LLC, Term Loan
97,750	3.340%, 3/24/2021	97,921
	TNS, Inc., Term Loan
35,082	5.000%, 2/14/2020	35,280
	Univision Communications, Inc., Term Loan
88,953	4.000%, 3/1/2020	89,106
	Virgin Media Investment Holdings, Ltd., Term Loan
46,459	3.649%, 6/30/2023	46,644
	WideOpenWest Finance, LLC, Term Loan
125,000	4.500%, 8/18/2023	124,401
	WMG Acquisition Corporation, Term Loan
38,206	3.750%, 7/1/2020	38,158
	XO Communications, LLC, Term Loan
97,598	4.250%, 3/20/2021	97,761
	Yankee Cable Acquisition, LLC, Term Loan
79,501	4.250%, 3/1/2020	79,451
	Zayo Group, LLC, Term Loan
88,768	3.750%, 5/6/2021	89,138

	Total	2,623,629

Consumer Cyclical (2.1%)
	Amaya BV, Term Loan
159,574	5.000%, 8/1/2021	159,375
	Burlington Coat Factory Warehouse Corporation, Term Loan
87,246	3.500%, 8/13/2021	87,828
	Cengage Learning Acquisitions, Term Loan
139,650	5.250%, 6/7/2023	139,475
	Ceridian HCM Holding, Inc., Term Loan
43,366	4.500%, 9/15/2020	42,336
	Charter Communications Operating, LLC, Term Loan
44,505	3.000%, 1/3/2021	44,623
	Dollar Tree, Inc., Term Loan
34,204	3.063%, 7/6/2022	34,418
	Golden Nugget, Inc., Term Loan
22,743	0.000%, 11/21/2019	22,857
40,000	0.000%, 11/21/2019[b,c]	40,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Golden Nugget, Inc., Term Loan Delayed Draw
$9,747	0.000%, 11/21/2019	$9,796
20,000	0.000%, 11/21/2019[b,c]	20,100
	IMG Worldwide, Inc., Term Loan
93,221	5.250%, 5/6/2021	93,478
75,000	8.250%, 5/6/2022	74,860
	KAR Auction Services, Inc., Term Loan
99,500	4.375%, 3/9/2023	100,744
	Michaels Stores, Inc., Term Loan
56,247	4.000%, 1/30/2023	56,458
	Mohegan Tribal Gaming Authority, Term Loan
99,876	5.500%, 6/15/2018	99,776
120,000	0.000%, 9/30/2023[b,c]	119,250
	Scientific Games International, Inc., Term Loan
89,470	6.000%, 10/18/2020	89,721
213,648	6.000%, 10/1/2021	213,975
	Seminole Hard Rock Entertainment, Inc., Term Loan
146,591	3.588%, 5/14/2020	146,774
	Seminole Indian Tribe of Florida, Term Loan
48,710	3.088%, 4/29/2020	48,831

	Total	1,644,875

Consumer Non-Cyclical (1.7%)
	Air Medical Group Holdings, Inc., Term Loan
74,812	5.000%, 4/28/2022	75,187
	Albertson’s, LLC, Term Loan
14,925	4.750%, 12/21/2022	15,065
	CHS/Community Health Systems, Inc., Term Loan
11,486	3.750%, 1/27/2021	11,264
170,755	4.000%, 1/27/2021[b,c]	167,510
	Endo Luxembourg Finance I Co Sarl, Term Loan
99,250	3.750%, 9/26/2022	98,974
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	60,551
39,093	3.750%, 9/18/2020	39,093
24,813	4.000%, 10/30/2022	24,782
	Libbey Glass, Inc., Term Loan
117,926	3.750%, 4/9/2021	118,221
	LTF Merger Sub, Inc., Term Loan
74,063	4.250%, 6/10/2022	74,076
	Mallinckrodt International Finance SA, Term Loan
39,696	3.588%, 3/19/2021	39,684
	McGraw-Hill Global Education Holdings, LLC, Term Loan
114,713	5.000%, 5/4/2022	115,315
	MultiPlan, Inc., Term Loan
38,271	5.000%, 6/7/2023	38,731
	Ortho-Clinical Diagnostics, Inc., Term Loan
127,310	4.750%, 6/30/2021	124,340
	Valeant Pharmaceuticals International, Inc., Term Loan
279,247	5.500%, 4/1/2022[b,c]	279,973

	Total	1,282,766

Principal Amount	Bank Loans (11.5%)[a]	Value
Energy (0.6%)
	Arch Coal, Inc., Term Loan
$89,682	7.500%, 5/16/2018[d]	$68,457
	Energy Solutions, LLC, Term Loan
50,358	6.750%, 5/29/2020	50,106
	Exgen Renewables I, LLC, Term Loan
33,061	5.250%, 2/8/2021	33,350
	Houston Fuel Oil Terminal, LLC, Term Loan
59,695	4.250%, 8/19/2021	58,502
	McJunkin Red Man Corporation, Term Loan
55,868	5.000%, 11/8/2019	54,425
	MEG Energy Corporation, Term Loan
68,686	3.750%, 3/31/2020	63,935
	Pacific Drilling SA, Term Loan
66,758	4.500%, 6/3/2018	18,392
	Targa Resources Partners, LP, Term Loan
40,000	5.750%, 2/27/2022	40,000
	Western Refining, Inc., Term Loan
39,694	5.250%, 11/12/2020	39,570
19,950	5.500%, 6/23/2023	19,900

	Total	446,637

Financials (0.7%)
	Delos Finance Sarl, Term Loan
80,000	3.588%, 3/6/2021	80,534
	DJO Finance, LLC, Term Loan
59,400	4.250%, 6/7/2020	58,286
	Harland Clarke Holdings Corporation, Term Loan
43,173	7.000%, 5/22/2018	42,598
78,000	7.000%, 12/31/2019	76,420
	MoneyGram International, Inc., Term Loan
99,742	4.250%, 3/27/2020	96,500
	TransUnion, LLC, Term Loan
58,500	3.588%, 4/9/2021	58,647
	WaveDivision Holdings, LLC, Term Loan
109,368	4.000%, 10/15/2019	109,321

	Total	522,306

Technology (1.2%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
145,065	3.524%, 2/1/2023	146,717
	First Data Corporation, Term Loan
85,076	4.525%, 3/24/2021	85,666
50,000	4.275%, 7/8/2022	50,263
	JDA Software Group, Inc., Term Loan
90,000	0.000%, 9/21/2023[b,c]	90,022
	NXP BV, Term Loan
70,000	0.000%, 12/7/2020[b,c]	70,245
	ON Semiconductor Corporation, Term Loan
205,000	3.776%, 9/19/2023[b,c]	205,843
	SS&C European Holdings SARL, Term Loan
4,672	4.000%, 7/8/2022	4,705
37,600	4.000%, 7/8/2022	37,858
	Versum Materials, Inc., Term Loan
25,000	0.000%, 9/21/2023[b,c]	25,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Technology (1.2%) - continued
	Western Digital Corporation, Term Loan
$174,562	4.500%, 4/29/2023	$176,200

	Total	892,623

Transportation (0.2%)
	OSG Bulk Ships, Inc., Term Loan
78,280	5.250%, 8/5/2019	77,987
	XPO Logistics, Inc., Term Loan
116,720	4.250%, 10/30/2021	117,328

	Total	195,315

Utilities (0.2%)
	Calpine Corporation, Term Loan
87,771	3.590%, 5/27/2022	87,961
	Intergen NV, Term Loan
54,190	5.500%, 6/12/2020	50,939

	Total	138,900

	Total Bank Loans (cost $8,899,787)	8,856,105

Shares	Common Stock (64.0%)	Value
Consumer Discretionary (10.1%)
1,550	Amazon.com, Inc.[e]	1,297,831
800	AutoZone, Inc.[e]	614,672
200	Bayerische Motoren Werke AG	14,761
100	Beiersdorf AG	9,439
3,000	Berkeley Group Holdings plc	100,241
500	Brembo SPA	29,836
3,800	Bridgestone Corporation	140,006
1,915	Bunzl plc	56,470
2,850	Burlington Stores, Inc.[e]	230,907
2,000	Calsonic Kansei Corporation	18,527
2,346	Cedar Fair, LP	134,402
3,100	Cineworld Group plc	23,290
10,298	Comcast Corporation	683,169
900	Compass Group plc	17,430
10,700	Debenhams plc	7,729
4,600	Denso Corporation	183,561
4,300	Eutelsat Communications	88,999
7,050	Ford Motor Company	85,094
4,200	Fuji Heavy Industries, Ltd.	157,582
2,960	General Motors Company	94,039
6,000	Gunze, Ltd.	19,384
1,100	Hakuhodo Dy Holdings, Inc.	12,892
300	Hennes & Mauritz AB	8,468
10,500	Honda Motor Company, Ltd.	303,033
6,200	Inchcape plc	52,903
900	Intertek Group plc	40,629
2,700	Kingfisher plc	13,173
200	Koito Manufacturing Company, Ltd.	9,734
400	KOMERI Company, Ltd.	9,734
361	Linamar Corporation	15,073
300	LVMH Moet Hennessy Louis Vuitton SE	51,154
1,700	Marks and Spencer Group plc	7,293
2,560	Masonite International Corporation[e]	159,155
7,524	MDC Partners, Inc.	80,657
3,700	Newell Brands, Inc.	194,842
300	Nifco, Inc.	15,938
11,460	NIKE, Inc.	603,369
400	Nokian Renkaat Oyj	14,584
100	Paddy Power plc	11,308
6,400	Persimmon plc	150,480

Shares	Common Stock (64.0%)	Value
Consumer Discretionary (10.1%) - continued
2,991	Restoration Hardware Holdings, Inc.[e]	$103,429
200	RTL Group SA	16,615
1,500	Sekisui House, Ltd.	25,555
1,600	SHOWA Corporation	8,431
900	Sky plc	10,431
4,734	Starbucks Corporation	256,299
4,500	Sumitomo Forestry Company, Ltd.	60,226
2,500	Sumitomo Rubber Industries, Ltd.	37,815
200	Swatch Group AG	11,136
5,000	Tatts Group, Ltd.	14,053
10,980	Time, Inc.	158,990
4,780	Toll Brothers, Inc.[e]	142,731
200	Toyota Motor Corporation	11,601
2,120	Tractor Supply Company	142,782
100	Valora Holding AG	28,497
2,000	Wacoal Holdings Corporation	22,576
7,020	Walt Disney Company	651,877
280	Whirlpool Corporation	45,405
500	Whitbread plc	25,376
3,816	Wolters Kluwer NV	163,139
2,900	WPP plc	68,166
1,500	Yokohama Rubber Company, Ltd.	24,011

	Total	7,790,929

Consumer Staples (3.5%)
4,540	AdvancePierre Foods Holdings, Inc.	125,123
4,188	Anheuser-Busch InBev NV ADR	550,345
2,300	Axfood AB	40,604
1,059	British American Tobacco plc	67,539
3,900	Coca-Cola HBC AG	90,603
800	Ebro Foods SA	18,608
135	George Weston, Ltd.	11,261
800	Henkel AG & Company KGaA	93,308
6,245	Imperial Brands plc	321,432
800	Jeronimo Martins SGPS SA	13,865
900	Kao Corporation	50,884
400	Kesko Oyj	18,428
11,200	Koninklijke Ahold Delhaize NV	255,092
1,200	Nestle SA	94,757
5,290	Philip Morris International, Inc.	514,294
272	Premium Brands Holdings Corporation	12,813
1,000	Suedzucker AG	27,811
230	Universal Corporation	13,391
2,760	Walgreens Boots Alliance, Inc.	222,511
1,980	WhiteWave Foods Company[e]	107,771

	Total	2,650,440

Energy (3.9%)
3,034	Baytex Energy Corporation[e]	12,881
74,997	BP plc	437,135
2,770	Continental Resources, Inc.[e]	143,929
400	Contura Energy, Inc.[e]	16,700
6,050	EOG Resources, Inc.	585,096
6,770	EQT Corporation	491,637
3,570	OMV AG	102,788
4,440	Parsley Energy, Inc.[e]	148,784
990	Pioneer Natural Resources Company	183,794
2,811	Royal Dutch Shell plc	70,148
131	Royal Dutch Shell plc, Class A	3,259
7,045	Royal Dutch Shell plc, Class B	182,646
2,960	Statoil ASA	49,693
2,831	Total SA	134,645
170	Vantage Drilling International[e]	13,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (64.0%)	Value
Energy (3.9%) - continued
73,590	Weatherford International plc[e]	$413,576

	Total	2,990,141

Financials (8.4%)
1,010	Affiliated Managers Group, Inc.[e]	146,147
1,800	AIA Group, Ltd.	12,105
2,900	Allianz SE	430,972
8,250	Apollo Investment Corporation	47,850
3,800	Ares Capital Corporation	58,900
6,500	Australia & New Zealand Banking Group, Ltd.	138,460
11,500	Banco Santander SA	51,018
8,000	Bank of East Asia, Ltd.	32,651
1,602	Bank of Montreal	104,977
5,184	Bank of Nova Scotia	274,699
4,300	Bank of the Ozarks, Inc.	165,120
160	Canadian Imperial Bank of Commerce	12,407
564	Canadian Western Bank	10,855
3,000	Chiba Bank, Ltd.	17,038
1,922	CI Financial Corporation	36,874
10,220	Citigroup, Inc.	482,691
3,800	CNP Assurances	63,844
600	Danske Bank AS	17,554
12,104	Direct Line Insurance Group plc	57,176
9,610	Encore Capital Group, Inc.[e]	216,033
3,400	Erste Group Bank AG	100,680
700	EXOR SPA	28,344
16,900	FlexiGroup, Ltd.	30,175
24,000	Fukuoka Financial Group, Inc.	99,752
916	Genworth MI Canada, Inc.	23,571
100	Groupe Bruxelles Lambert SA	8,876
3,200	Hang Seng Bank, Ltd.	57,444
1,400	Hannover Rueckversicherung SE	150,074
20,100	Henderson Group plc	60,338
819	Intact Financial Corporation	59,205
2,040	Intercontinental Exchange, Inc.	549,494
16,100	Investec plc	98,141
7,790	J.P. Morgan Chase & Company	518,736
14,680	KeyCorp	178,656
2,100	Macquarie Group, Ltd.	132,814
51,700	Mizuho Financial Group, Inc.	87,137
900	MS and AD Insurance Group Holdings, Inc.	25,084
1,000	National Australia Bank, Ltd.	21,496
6,003	National Bank of Canada	212,858
2,900	Nordea Bank AB	28,798
4,500	Old Mutual plc	11,795
3,654	Power Corporation of Canada	77,400
518	Power Financial Corporation	12,003
2,050	Raymond James Financial, Inc.	119,330
646	Schroders plc	22,559
2,400	Swiss Re AG	216,764
14,170	Synchrony Financial	396,760
5,800	T&D Holdings, Inc.	65,430
500	Talanx AG	15,258
300	Tokio Marine Holdings, Inc.	11,505
991	Toronto-Dominion Bank	43,992
7,600	United Overseas Bank, Ltd.	105,441
7,200	Westpac Banking Corporation	163,816
5,200	XL Group, Ltd.	174,876
6,600	Zions Bancorporation	204,732

	Total	6,490,705

Health Care (6.8%)
17,850	Abbott Laboratories	754,876

Shares	Common Stock (64.0%)	Value
Health Care (6.8%) - continued
5,520	Akorn, Inc.[e]	$150,475
2,270	Allergan plc[e]	522,804
1,100	CSL, Ltd.	90,454
2,224	Essilor International SA	286,888
2,970	Gilead Sciences, Inc.	234,986
1,700	Grifols SA	36,644
1,800	Hikma Pharmaceuticals plc	47,019
4,480	Hologic, Inc.[e]	173,958
149	ICON plc[e]	11,528
300	Lonza Group AG	57,420
6,350	Medtronic plc	548,640
11,340	Merck & Company, Inc.	707,729
900	Merck KGaA	97,079
3,100	Novartis AG	244,653
3,200	Novo Nordisk AS	133,372
6,762	Pfizer, Inc.	229,029
400	Roche Holding AG-Genusschein	99,399
2,700	Sanofi	205,609
1,030	Teleflex, Inc.	173,092
3,040	Vertex Pharmaceuticals, Inc.[e]	265,118
1,100	Waters Corporation[e]	174,339

	Total	5,245,111

Industrials (7.2%)
3,000	ABB, Ltd.	67,614
900	Adecco SA	50,729
11,600	Air New Zealand, Ltd.	15,735
1,600	Amada Holdings Company, Ltd.	16,644
400	Andritz AG	21,767
8,000	Asahi Glass Company, Ltd.	51,728
500	Atlas Copco Aktiebolag	15,052
1,100	Babcock International Group plc	14,727
600	Berendsen plc	9,646
200	Brenntag AG	10,930
2,005	Canadian National Railway Company	131,063
900	Capita plc	7,796
6,000	Cathay Pacific Airways, Ltd.	8,388
2,000	Dai Nippon Printing Company, Ltd.	19,619
1,222	Dart Group plc	6,636
100	DCC plc	9,086
3,460	Delta Air Lines, Inc.	136,186
1,200	Deutsche Post AG	37,570
900	DSV AS	44,906
1,200	East Japan Railway Company	108,317
3,100	EMCOR Group, Inc.	184,822
1,110	Equifax, Inc.	149,384
200	Flughafen Zuerich AG	39,099
600	Fraport AG Frankfurt Airport Services Worldwide	32,838
700	Hitachi Transport System, Ltd.	13,987
200	Hochtief AG	28,225
4,370	Illinois Tool Works, Inc.	523,701
900	Inaba Denki Sangyo Company, Ltd.	32,532
9,030	Ingersoll-Rand plc	613,498
17,800	ITOCHU Corporation	224,094
8,790	Jacobs Engineering Group, Inc.[e]	454,619
500	Jardine Matheson Holdings, Ltd.	30,305
2,000	Kamigumi Company, Ltd.	17,448
4,700	KITZ Corporation	26,013
4,700	KONE Oyj	238,606
1,049	Koninklijke Boskalis Westminster NV	37,335
200	Kuehne & Nagel International AG	29,065
800	Kurita Water Industries, Ltd.	19,009
200	Legrand SA	11,791
6,100	Marubeni Corporation	31,336
4,640	Masco Corporation	159,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (64.0%)	Value
Industrials (7.2%) - continued
6,800	Meggitt plc	$39,689
1,440	Middleby Corporation[e]	178,013
1,800	MIRAIT Holdings Corporation	15,338
5,000	Mitsubishi Electric Corporation	64,084
2,000	Mitsuboshi Belting, Ltd.	16,994
11,200	Mitsui & Company, Ltd.	155,220
3,000	Nippon Express Company, Ltd.	14,025
3,400	Nitto Kogyo Corporation	44,632
700	Randstad Holding NV	31,831
105	Rieter Holding AG	21,302
1,700	Sanwa Holdings Corporation	16,458
300	Schindler Holding AG, Participation Certificate	56,335
1,600	Siemens AG	187,617
900	Skanska AB	21,026
1,600	SKF AB	27,631
2,700	Smiths Group plc	51,252
400	Southwest Airlines Company	15,556
400	TOTO, Ltd.	15,123
4,690	Union Pacific Corporation	457,416
2,500	Vinci SA	191,447
1,660	WABCO Holdings, Inc.[e]	188,460
719	WSP Global, Inc.	22,650
600	Yuasa Trading Company, Ltd.	13,785

	Total	5,526,928

Information Technology (9.7%)
730	Alphabet, Inc., Class Ae	586,964
381	Alphabet, Inc., Class Ce	296,147
7,960	Apple, Inc.	899,878
1,800	Canon, Inc.	52,258
2,130	Check Point Software Technologies, Ltd.[e]	165,309
4,350	Facebook, Inc.[e]	557,975
7,770	Finisar Corporation[e]	231,546
3,900	FUJIFILM Holdings NPV	144,467
800	Halma plc	10,861
400	Hoya Corporation	16,091
6,590	Juniper Networks, Inc.	158,555
800	Kyocera Corporation	38,443
400	Micro Focus International plc	11,386
12,050	Microsoft Corporation	694,080
1,700	NEC Networks & System Integration Corporation	28,958
500	Nice, Ltd.	33,293
800	NS Solutions Corporation	13,981
200	NTT Data Corporation	9,989
65	NVIDIA Corporation	4,454
100	Oracle Corporation Japan	5,650
1,590	Palo Alto Networks, Inc.[e]	253,335
17,020	Pandora Media, Inc.[e]	243,897
11,670	PayPal Holdings, Inc.[e]	478,120
3,140	Plantronics, Inc.	163,154
11,340	Pure Storage, Inc.[e]	153,657
2,540	Salesforce.com, Inc.[e]	181,178
100	SAP SE	9,145
300	Trend Micro, Inc.	10,466
2,910	Twitter, Inc.[e]	67,075
1,010	Ultimate Software Group, Inc.[e]	206,434
200	United Internet AG	8,857
4,990	Vantiv, Inc.[e]	280,787
8,620	Visa, Inc.	712,874
14,040	Xilinx, Inc.	762,934

	Total	7,492,198

Shares	Common Stock (64.0%)	Value
Materials (1.9%)
800	Adeka Corporation	$11,068
300	Air Liquide SA	32,171
900	Amcor, Ltd.	10,483
510	Ashland Global Holdings, Inc.	59,135
11,400	BHP Billiton, Ltd.	197,477
500	Croda International plc	22,562
1,260	Crown Holdings, Inc.[e]	71,933
10,000	Daicel Corporation	126,371
2,000	Denki Kagaku Kogyo KK	8,662
1,690	Domtar Corporation	62,750
680	Eagle Materials, Inc.	52,564
300	Evonik Industries AG	10,156
1,020	FMC Corporation	49,307
1,300	Hexpol AB	11,656
1,000	JSR Corporation	15,717
2,000	Kuraray Company, Ltd.	29,670
5,200	Mitsubishi Chemical Holdings Corporation	32,601
1,000	Mitsubishi Gas Chemical Company, Inc.	14,317
600	Mitsubishi Materials Corporation	16,411
300	Nippon Shokubai Company, Ltd.	18,742
100	Nitto Denko Corporation	6,495
21,462	Norsk Hydro ASA	92,797
5,900	Orora, Ltd.	14,309
1,080	Packaging Corporation of America	87,761
670	PPG Industries, Inc.	69,251
3	Rio Tinto, Ltd.	119
2,000	RPC Group plc	24,854
2,890	Steel Dynamics, Inc.	72,221
1,000	Sumitomo Metal Mining Company, Ltd.	13,812
400	Sumitomo Seika Chemicals Company, Ltd.	14,177
2,000	Tosoh Corporation	12,327
4,099	UPM-Kymmene Oyj	86,549
1,679	Verso Corporation[e]	10,830
3,893	Yara International ASA	129,726

	Total	1,488,981

Real Estate (10.4%)
650	Acadia Realty Trust	23,556
600	Agree Realty Corporation	29,664
2,792	Alexandria Real Estate Equities, Inc.	303,686
500	American Campus Communities, Inc.	25,435
1,400	American Homes 4 Rent	30,296
1,300	Apartment Investment & Management Company	59,683
1,200	Apple Hospitality REIT, Inc.	22,212
1,000	AvalonBay Communities, Inc.	177,840
400	Bluerock Residential Growth REIT, Inc.	5,200
1,876	Boston Properties, Inc.	255,680
700	Brandywine Realty Trust	10,934
10,008	Brixmor Property Group, Inc.	278,122
2,780	Camden Property Trust	232,797
12,000	CapitaMall Trust	19,118
625	Care Capital Properties, Inc.	17,812
356	Chesapeake Lodging Trust	8,152
250	CoreSite Realty Corporation	18,510
1,740	Crown Castle International Corporation	163,925
1,800	CubeSmart	49,068
750	CyrusOne, Inc.	35,677
100	Daito Trust Construction Company, Ltd.	15,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (64.0%)	Value
Real Estate (10.4%) - continued
300	DCT Industrial Trust, Inc.	$14,565
2,200	DDR Corporation	38,346
1,600	Derwent London plc	53,930
16,900	DEXUS Property Group	118,783
472	DiamondRock Hospitality Company	4,295
1,118	Digital Realty Trust, Inc.	108,580
500	Douglas Emmett, Inc.	18,315
11,060	Duke Realty Corporation	302,270
350	DuPont Fabros Technology, Inc.	14,437
400	Education Realty Trust, Inc.	17,256
456	EPR Properties	35,905
670	Equinix, Inc.	241,368
700	Equity Lifestyle Properties, Inc.	54,026
400	Equity One, Inc.	12,244
3,368	Equity Residential	216,663
500	Essex Property Trust, Inc.	111,350
1,050	Extra Space Storage, Inc.	83,381
400	Federal Realty Investment Trust	61,572
700	First Industrial Realty Trust, Inc.	19,754
900	Forest City Realty Trust, Inc.	20,817
10,700	Frasers Centrepoint Trust	17,262
1,000	Gaming and Leisure Properties, Inc.	33,450
4,139	General Growth Properties, Inc.	114,236
500	GEO Group, Inc.	11,890
1,800	Gramercy Property Trust	17,352
1,300	Great Portland Estates plc	10,661
5,699	H&R Real Estate Investment Trust	97,434
1,500	Hamborner REIT AG	15,868
2,900	HCP, Inc.	110,055
900	Healthcare Realty Trust, Inc.	30,654
1,250	Healthcare Trust of America, Inc.	40,775
1,000	Highwoods Properties, Inc.	52,120
1,200	Hospitality Properties Trust	35,664
5,470	Host Hotels & Resorts, Inc.	85,168
800	Hudson Pacific Properties, Inc.	26,296
2,300	Hufvudstaden AB	39,851
20,000	Hysan Development Company, Ltd.	94,101
1,500	Iron Mountain, Inc.	56,295
600	Kilroy Realty Corporation	41,610
3,800	Kimco Realty Corporation	110,010
467	Lamar Advertising Company	30,500
700	LaSalle Hotel Properties	16,709
700	Liberty Property Trust	28,245
313	Life Storage, Inc.	27,838
4,000	Link REIT	29,528
1,075	Macerich Company	86,935
2,200	Medical Properties Trust, Inc.	32,494
600	Mid-America Apartment Communities, Inc.	56,394
500	National Health Investors, Inc.	39,240
1,600	National Retail Properties, Inc.	81,360
150	National Storage Affiliates Trust	3,141
74,912	New World Development Company, Ltd.	98,232
1,150	NorthStar Realty Finance Corporation	15,146
1,000	Omega Healthcare Investors, Inc.	35,450
500	Outfront Media, Inc.	11,825
1,200	Parkway Properties, Inc.	20,412
400	Pebblebrook Hotel Trust	10,640
1,550	Physicians Realty Trust	33,387
330	Post Properties, Inc.	21,823
5,515	Prologis, Inc.	295,273
1,238	Public Storage, Inc.	276,247
339	QTS Realty Trust, Inc.	17,916
1,000	Realty Income Corporation	66,930

Shares	Common Stock (64.0%)	Value
Real Estate (10.4%) - continued
1,000	Regency Centers Corporation	$77,490
650	Retail Opportunity Investments Corporation	14,274
1,200	Retail Properties of America, Inc.	20,160
644	RioCan Real Estate Investment Trust	13,362
1,595	RLJ Lodging Trust	33,543
1,123	Senior Housing Property Trust	25,503
3,054	Simon Property Group, Inc.	632,209
800	SL Green Realty Corporation	86,480
5,900	Spirit Realty Captial, Inc.	78,647
30,162	Stockland	110,466
1,295	Store Capital Corporation	38,164
1,400	Summit Hotel Properties, Inc.	18,424
500	Sun Communities, Inc.	39,240
1,421	Sunstone Hotel Investors, Inc.	18,175
100	Swiss Prime Site AGe	8,782
733	Tanger Factory Outlet Centers, Inc.	28,558
300	Taubman Centers, Inc.	22,323
2,200	UDR, Inc.	79,178
850	Urban Edge Properties	23,919
200	Urstadt Biddle Properties, Inc.	4,444
2,400	Ventas, Inc.	169,512
4,942	VEREIT, Inc.	51,249
2,220	Vornado Realty Trust	224,686
800	Weingarten Realty Investors	31,184
5,087	Welltower, Inc.	380,355
2,000	Wharf Holdings, Ltd.	14,673
2,000	Wheelock and Company, Ltd.	11,880
19,200	Wing Tai Holdings, Ltd.	23,829
400	WP Carey, Inc.	25,812

	Total	8,014,156

Telecommunications Services (1.1%)
733	BCE, Inc.	33,852
9,300	BT Group plc	46,791
3,600	Elisa Oyj	132,673
2,500	Freenet AG	73,172
43,601	KCOM Group plc	65,513
200	Millicom International Cellular SA	10,362
300	Nippon Telegraph & Telephone Corporation	13,721
3,500	Orange SA	54,837
47,000	PCCW, Ltd.	28,948
1,200	Proximus SA	35,899
4,400	Telefonica Deutschland Holding AG	17,741
2,709	Telenor ASA	46,584
4,400	Vodafone Group plc	12,619
8,150	Zayo Group Holdings, Inc.[e]	242,136

	Total	814,848

Utilities (1.0%)
1,300	E.ON SE	9,240
21,300	Electricidade de Portugal SA	71,483
9,084	MDU Resources Group, Inc.	231,097
3,686	NorthWestern Corporation	212,056
30,000	Osaka Gas Company, Ltd.	125,827
15,300	Redes Energeticas Nacionais SGPS SA	44,721
2,000	Toho Gas Company, Ltd.	18,728
2,900	United Utilities Group plc	37,667

	Total	750,819

	Total Common Stock (cost $46,825,683)	49,255,256

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Asset-Backed Securities (0.2%)
	Countrywide Asset-Backed Certificates
$415	5.301%, 4/25/2047	$414
	Marlette Funding Trust
93,123	3.060%, 1/17/2023*	93,229
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,600
	Vericrest Opportunity Loan Transferee
26,290	3.500%, 6/26/2045[f]	26,292

	Total	130,535

Basic Materials (0.5%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,444
	Alcoa Netherlands Holding BV
15,000	6.750%, 9/30/2024[f]	15,581
	ArcelorMittal SA
45,000	6.500%, 3/1/2021	50,063
	Dow Chemical Company
8,000	8.550%, 5/15/2019	9,383
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[f]	53,700
	Glencore Funding, LLC
10,000	1.739%, 4/16/2018[f,g]	9,888
	INEOS Group Holdings SA
70,000	5.625%, 8/1/2024[f]	68,687
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,586
	Newmont Mining Corporation, Convertible
30,000	1.625%, 7/15/2017	32,700
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[f]	36,315
	Royal Gold, Inc., Convertible
20,000	2.875%, 6/15/2019	22,337
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	47,925

	Total	369,609

Capital Goods (0.5%)
	AECOM
55,000	5.875%, 10/15/2024	58,712
	Berry Plastics Corporation
35,000	6.000%, 10/15/2022	36,925
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[f]	58,850
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[f]	60,732
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	46,688
	General Electric Company
16,000	5.000%, 12/29/2049[h]	17,015
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,323
	Reynolds Group Issuer, Inc.
60,000	5.125%, 7/15/2023[f]	61,950
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,095
	United Rentals North America, Inc.
60,000	5.500%, 7/15/2025	61,200

	Total	421,490

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Collateralized Mortgage Obligations (2.1%)
	Alternative Loan Trust
$136,667	5.500%, 10/25/2035	$117,188
	Angel Oak Mortgage Trust
29,268	4.500%, 11/25/2045*,i	29,351
	Banc of America Alternative Loan Trust
51,593	6.000%, 11/25/2035	45,681
	CHL Mortgage Pass-Through Trust
73,713	2.853%, 1/25/2036	65,558
	Citigroup Mortgage Loan Trust, Inc.
23,388	3.037%, 3/25/2037	20,604
	CitiMortgage Alternative Loan Trust
79,537	5.750%, 4/25/2037	68,263
	Countrywide Alternative Loan Trust
70,795	6.500%, 8/25/2036	48,260
	Countrywide Home Loan Mortgage Pass Through Trust
111,231	2.834%, 11/25/2035	91,173
	Credit Suisse First Boston Mortgage Securities Corporation
47,523	5.250%, 10/25/2035	46,279
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
51,446	5.500%, 11/25/2035	51,302
	J.P. Morgan Alternative Loan Trust
125,034	6.500%, 3/25/2036	103,005
	J.P. Morgan Mortgage Trust
71,530	2.713%, 6/25/2035	71,048
67,443	2.959%, 6/25/2035	67,630
54,296	3.229%, 8/25/2035	53,784
77,627	2.932%, 1/25/2037	69,289
	MortgageIT Trust
62,298	0.785%, 12/25/2035[g]	55,722
	New York Mortgage Trust
64,279	3.005%, 5/25/2036	57,875
	Residential Accredit Loans, Inc. Trust
62,796	5.750%, 9/25/2035	56,261
	Residential Funding Mortgage Security I Trust
52,328	5.750%, 2/25/2036	48,671
71,164	6.000%, 7/25/2037	65,749
	Sequoia Mortgage Trust
39,089	3.702%, 9/20/2046	31,526
	Structured Adjustable Rate Mortgage Loan Trust
81,163	3.332%, 9/25/2035	66,614
	Structured Asset Mortgage Investments, Inc.
126,686	0.835%, 12/25/2035[g]	88,435
	WaMu Mortgage Pass Through Certificates
115,863	1.247%, 1/25/2047[g]	90,340
	Wells Fargo Mortgage Backed Securities Trust
53,474	2.894%, 3/25/2036	53,350
51,128	3.018%, 7/25/2036	50,041
42,232	6.000%, 7/25/2037	41,968

	Total	1,654,967

Communications Services (1.0%)
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,745
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,258

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Communications Services (1.0%) - continued
	AT&T, Inc.
$8,000	5.875%, 10/1/2019	$8,950
10,000	1.768%, 6/30/2020[g]	10,086
10,000	2.800%, 2/17/2021	10,290
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,235
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[f]	63,600
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	32,138
10,000	7.500%, 4/1/2024	10,675
	Charter Communications Operating, LLC
15,000	3.579%, 7/23/2020[f]	15,678
5,000	4.464%, 7/23/2022[f]	5,395
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	41,650
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[f]	53,030
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,233
10,000	2.250%, 9/1/2021	9,992
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[f]	5,113
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	47,418
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[f]	61,200
	Frontier Communications Corporation
55,000	8.875%, 9/15/2020	59,331
	Hughes Satellite Systems Corporation
27,000	6.500%, 6/15/2019	29,531
	Neptune Finco Corporation
35,000	10.875%, 10/15/2025[f]	40,950
	SFR Group SA
50,000	6.000%, 5/15/2022[f]	51,000
	Sprint Corporation
60,000	7.625%, 2/15/2025	59,400
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,212
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	26,313
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[f]	40,500
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020	27,767
12,000	4.500%, 9/15/2020	13,168

	Total	770,858

Consumer Cyclical (1.2%)
	Allison Transmission, Inc.
50,000	5.000%, 10/1/2024[f]	51,250
	AmeriGas Finance, LLC
40,000	5.625%, 5/20/2024	42,400
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	60,600
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	28,140
	Corrections Corporation of America
40,000	5.000%, 10/15/2022	36,200

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Consumer Cyclical (1.2%) - continued
	Daimler Finance North America, LLC
$7,000	1.875%, 1/11/2018[f]	$7,041
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,141
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[f]	12,191
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	13,645
14,000	2.597%, 11/4/2019	14,220
	General Motors Financial Company, Inc.
10,000	3.150%, 1/15/2020	10,190
21,000	4.375%, 9/25/2021	22,429
	Home Depot, Inc.
5,000	1.220%, 9/15/2017[g]	5,014
10,000	2.625%, 6/1/2022	10,384
	Hyundai Capital America
9,000	1.450%, 2/6/2017[f]	9,008
	KB Home
22,000	4.750%, 5/15/2019	22,467
	L Brands, Inc.
30,000	6.625%, 4/1/2021	34,575
	Lennar Corporation
60,000	4.750%, 11/15/2022	61,950
	Live Nation Entertainment, Inc.
60,000	5.375%, 6/15/2022[f]	61,950
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	10,465
	MGM Resorts International
60,000	6.000%, 3/15/2023	65,100
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,419
	PulteGroup, Inc.
60,000	4.250%, 3/1/2021	63,000
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,342
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	52,936
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,580
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,256
	Walgreens Boots Alliance, Inc.
10,000	1.750%, 5/30/2018	10,055
10,000	2.600%, 6/1/2021	10,234
	West Corporation
50,000	5.375%, 7/15/2022[f]	49,000
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[f]	62,700

	Total	884,882

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
7,000	2.100%, 3/12/2020[g]	7,118
	Anheuser-Busch InBev Finance, Inc.
15,000	2.017%, 2/1/2021[g]	15,395
10,000	2.650%, 2/1/2021	10,319
	B&G Foods, Inc.
45,000	4.625%, 6/1/2021	46,350
	BAT International Finance plc
10,000	1.360%, 6/15/2018[f,g]	10,032
	Baxter International, Inc.
10,000	1.700%, 8/15/2021	9,927
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[f]	10,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Becton, Dickinson and Company
$10,000	1.450%, 5/15/2017	$10,017
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,648
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,459
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,095
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,625
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	56,650
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,144
	EMD Finance, LLC
6,000	1.207%, 3/17/2017[f,g]	6,003
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	49,750
	Express Scripts Holding Company
10,000	3.900%, 2/15/2022	10,790
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[f]	12,641
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,619
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	41,400
	HCA, Inc.
23,677	4.750%, 5/1/2023	24,683
	Iconix Brand Group, Inc., Convertible
35,000	1.500%, 3/15/2018	30,188
	JBS USA, LLC
60,000	5.750%, 6/15/2025[f]	58,950
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	11,164
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,094
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,415
	Merck & Company, Inc.
5,000	1.182%, 2/10/2020[g]	5,020
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,103
	Mylan NV
5,000	3.750%, 12/15/2020[f]	5,222
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[f]	11,519
	Perrigo Finance plc
10,000	3.500%, 12/15/2021	10,336
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024[f]	53,375
	Post Holdings, Inc.
65,000	5.000%, 8/15/2026[f]	64,675
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	24,151
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,312
	SABMiller plc
9,000	6.500%, 7/15/2018[f]	9,781
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,994

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$10,000	1.900%, 9/23/2019	$9,995
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	45,000
	Teva Pharmaceutical Finance Netherlands III BV
10,000	1.700%, 7/19/2019	9,977
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	41,400
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[f]	21,960

	Total	820,443

Energy (0.7%)
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	10,247
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	40,300
	Boardwalk Pipelines, LP
11,000	5.875%, 11/15/2016	11,051
	BP Capital Markets plc
5,000	1.676%, 5/3/2019	5,019
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	13,130
	Chevron Corporation
10,000	1.328%, 11/16/2018[g]	10,025
	Concho Resources, Inc.
58,677	6.500%, 1/15/2022	60,877
	Contura Energy, Inc.
14,000	10.000%, 8/1/2021[f]	14,420
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,500
	Devon Energy Corporation
10,000	3.250%, 5/15/2022	9,929
	Ecopetrol SA
6,000	5.875%, 9/18/2023	6,473
	Enbridge, Inc.
6,000	1.289%, 6/2/2017[g]	5,988
	EQT Corporation
8,000	8.125%, 6/1/2019	9,144
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,107
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,392
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[f]	23,738
	MPLX, LP
60,000	4.875%, 12/1/2024	62,060
	Occidental Petroleum Corporation
10,000	2.600%, 4/15/2022	10,215
	Petrobras Global Finance BV
4,000	8.375%, 5/23/2021	4,370
	Pioneer Natural Resources Company
3,000	3.450%, 1/15/2021	3,120
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	47,495
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025	64,500
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,427
	Shell International Finance BV
10,000	1.266%, 5/11/2020[g]	10,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Energy (0.7%) - continued
	Sunoco Logistics Partners Operations, LP
$10,000	4.400%, 4/1/2021	$10,727
	Transcontinental Gas Pipe Line Company, LLC
10,000	7.850%, 2/1/2026[f]	12,946
	Whiting Petroleum Corporation,
	Convertible
20,000	1.250%, 4/1/2020	16,525

	Total	533,737

Financials (1.9%)
	Abbey National Treasury Services plc
14,000	1.264%, 9/29/2017[g]	13,973
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,505
	AerCap Ireland Capital, Ltd.
30,000	3.950%, 2/1/2022	30,750
	Air Lease Corporation
14,000	2.125%, 1/15/2018	14,070
5,000	2.625%, 9/4/2018	5,045
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,400
	American Express Credit Corporation
5,000	1.906%, 9/14/2020[g]	5,079
	AMG Capital Trust II, Convertible
800	5.150%, 10/15/2037	43,250
	Bank of America Corporation
14,000	5.700%, 5/2/2017	14,328
14,000	1.700%, 8/25/2017	14,021
24,000	1.936%, 3/22/2018[g]	24,181
20,000	5.650%, 5/1/2018	21,215
8,000	8.000%, 7/29/2049[h]	8,160
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,985
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,133
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	15,711
	Blackstone Mortgage Trust, Inc., Convertible
40,000	5.250%, 12/1/2018	43,950
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,070
	Caisse Centrale Desjardins du Quebec
7,000	1.417%, 1/29/2018[f,g]	6,991
	Citigroup, Inc.
21,000	1.850%, 11/24/2017	21,066
10,000	2.255%, 9/1/2023[g]	10,048
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,528
	Credit Agricole SA
8,000	1.815%, 6/10/2020[f,g]	8,025
	CyrusOne, LP
23,677	6.375%, 11/15/2022	25,075
	Discover Bank
3,000	8.700%, 11/18/2019	3,461
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,192
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,371
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	16,180

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Financials (1.9%) - continued
	Goldman Sachs Group, Inc.
$6,000	2.625%, 1/31/2019	$6,123
9,000	7.500%, 2/15/2019	10,172
5,000	1.875%, 4/23/2020[g]	5,031
10,000	2.241%, 11/15/2021[g]	9,953
10,000	2.429%, 11/29/2023[g]	10,170
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	411,622
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,258
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,317
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,239
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,666
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,366
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[f]	15,010
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,125
	ING Capital Funding Trust III
8,000	4.438%, 12/29/2049[g,h]	7,950
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,059
12,000	3.875%, 1/15/2019	12,356
	J.P. Morgan Chase & Company
6,000	6.300%, 4/23/2019	6,684
5,000	2.250%, 1/23/2020	5,066
8,000	7.900%, 4/29/2049[h]	8,220
	KeyCorp
9,000	2.300%, 12/13/2018	9,141
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[f]	3,342
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,878
	Lloyds Bank plc
7,000	1.374%, 3/16/2018[g]	6,986
	Macquarie Bank, Ltd.
10,000	1.860%, 1/15/2019[f,g]	10,074
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,076
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[f]	10,998
	Morgan Stanley
12,000	6.625%, 4/1/2018	12,858
5,000	1.874%, 1/27/2020[g]	5,052
8,000	4.875%, 11/1/2022	8,824
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	42,040
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	18,182
	National City Corporation
6,000	6.875%, 5/15/2019	6,759
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	10,051
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,137
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[f]	59,550
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Financials (1.9%) - continued
	Regions Bank
$5,000	7.500%, 5/15/2018	$5,441
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,396
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	12,216
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,308
15,000	2.500%, 7/15/2021	15,398
	State Street Corporation
10,000	1.701%, 8/18/2020[g]	10,094
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	18,006
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,406
	Synchrony Financial
18,000	1.875%, 8/15/2017	18,036
5,000	1.989%, 2/3/2020[g]	4,891
	Toronto-Dominion Bank
10,000	1.542%, 1/22/2019[g]	10,073
10,000	1.786%, 12/14/2020[g]	10,089
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,738
	USB Realty Corporation
5,000	1.827%, 12/29/2049[f,g,h]	4,487
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,169
	Wells Fargo & Company
7,000	1.432%, 1/30/2020[g]	6,981
7,000	2.100%, 7/26/2021	6,976
	Westpac Banking Corporation
15,000	1.661%, 8/19/2021[g]	15,047

	Total	1,480,917

Foreign Government (4.1%)
	Argentina Government International Bond
55,000	7.500%, 4/22/2026[f]	62,040
	Brazil Government International Bond
70,000	4.875%, 1/22/2021	74,725
100,000	2.625%, 1/5/2023	92,500
19,000	6.000%, 4/7/2026	21,042
40,000	7.125%, 1/20/2037	47,000
48,000	5.000%, 1/27/2045	43,560
	Colombia Government International Bond
40,000	4.375%, 7/12/2021	43,320
40,000	2.625%, 3/15/2023	39,460
40,000	4.000%, 2/26/2024	42,600
27,000	5.625%, 2/26/2044	31,253
48,000	5.000%, 6/15/2045	51,960
	Croatia Government International Bond
8,000	6.750%, 11/5/2019[f]	8,871
48,000	6.625%, 7/14/2020[f]	53,784
26,000	6.000%, 1/26/2024[f]	29,900
	Hungary Government International Bond
16,000	6.375%, 3/29/2021	18,540
68,000	5.750%, 11/22/2023	80,070
70,000	5.375%, 3/25/2024	81,290

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Foreign Government (4.1%) - continued
	Indonesia Government International Bond
$60,000	4.875%, 5/5/2021[f]	$66,009
40,000	3.375%, 4/15/2023[f]	41,214
60,000	5.875%, 1/15/2024[f]	70,756
60,000	4.125%, 1/15/2025[f]	64,009
34,000	8.500%, 10/12/2035[f]	51,462
80,000	5.125%, 1/15/2045[f]	91,226
	Mexico Government International Bond
49,000	4.350%, 1/15/2047	48,142
8,000	5.750%, 10/12/2110	8,460
24,000	3.625%, 3/15/2022	25,290
64,000	4.000%, 10/2/2023	68,384
40,000	3.600%, 1/30/2025	41,450
42,000	4.125%, 1/21/2026	45,171
16,000	6.750%, 9/27/2034	21,160
24,000	6.050%, 1/11/2040	29,220
50,000	4.750%, 3/8/2044	51,813
40,000	5.550%, 1/21/2045	46,350
70,000	4.600%, 1/23/2046	70,962
	Panama Government International Bond
24,000	4.000%, 9/22/2024	26,250
37,000	3.750%, 3/16/2025	39,914
36,000	6.700%, 1/26/2036	49,140
	Peru Government International Bond
19,000	5.625%, 11/18/2050	25,128
48,000	4.125%, 8/25/2027	54,840
42,000	8.750%, 11/21/2033	68,145
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	62,349
50,000	6.375%, 10/23/2034	72,674
20,000	5.000%, 1/13/2037	25,796
40,000	3.950%, 1/20/2040	45,686
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	46,473
20,000	4.875%, 1/22/2024[f]	22,864
16,000	6.125%, 1/22/2044[f]	21,600
	Russia Government International Bond
40,000	3.500%, 1/16/2019[f]	40,843
200,000	5.000%, 4/29/2020[f]	215,716
80,000	4.875%, 9/16/2023[f]	87,960
53,500	7.500%, 3/31/2030[f]	64,896
60,000	5.625%, 4/4/2042[f]	69,285
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	54,532
10,000	5.375%, 7/24/2044	10,865
	Turkey Government International Bond
16,000	7.500%, 11/7/2019	17,795
40,000	7.000%, 6/5/2020	44,260
80,000	5.125%, 3/25/2022	83,200
40,000	6.250%, 9/26/2022	43,900
20,000	5.750%, 3/22/2024	21,538
67,000	4.250%, 4/14/2026	65,530
48,000	6.875%, 3/17/2036	56,021
71,000	4.875%, 4/16/2043	66,258
16,000	6.625%, 2/17/2045	18,649

	Total	3,185,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$250,000	3.000%, 10/1/2031[c]	$262,593
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 10/1/2046[c]	160,895
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
200,000	3.000%, 10/1/2046[c]	207,867
780,000	3.500%, 10/1/2046[c]	823,022
475,000	4.000%, 10/1/2046[c]	510,143
250,000	4.500%, 10/1/2046[c]	273,783

	Total	2,238,303

Technology (0.8%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[f]	24,375
	Apple, Inc.
10,000	1.117%, 5/6/2020[g]	9,982
	Automatic Data Processing, Inc.
5,000	2.250%, 9/15/2020	5,157
	Cisco Systems, Inc.
10,000	1.342%, 3/1/2019[g]	10,065
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,285
	Equinix, Inc.
40,000	5.750%, 1/1/2025	42,500
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	12,004
10,000	3.625%, 10/15/2020	10,607
15,000	2.250%, 8/15/2021	15,087
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	41,200
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[f,i]	10,492
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[f]	27,405
	Intel Corporation
10,000	3.100%, 7/29/2022	10,680
	Intel Corporation, Convertible
30,000	2.950%, 12/15/2035	41,419
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	25,275
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	57,075
37,000	3.000%, 11/15/2043	32,884
	NXP BV
40,000	3.875%, 9/1/2022[f]	41,900
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	70,650
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,265
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[f]	62,400
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	10,134
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	13,659

	Total	595,500

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Transportation (0.1%)
	Air Canada Pass Through Trust
$4,658	3.875%, 3/15/2023[f]	$4,530
	American Airlines Pass Through Trust
4,795	4.950%, 1/15/2023	5,214
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[f]	50,156
	Continental Airlines, Inc.
16,478	6.250%, 4/11/2020	17,673
	Delta Air Lines, Inc.
6,398	4.950%, 5/23/2019	6,734
	ERAC USA Finance, LLC
5,000	2.600%, 12/1/2021[f]	5,096
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,454
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[f]	10,006

	Total	109,863

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
60,000	2.125%, 6/30/2022	62,758
90,000	1.625%, 2/15/2026	90,155

	Total	152,913

Utilities (0.5%)
	AES Corporation
23,677	7.375%, 7/1/2021	27,169
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,310
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,117
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,340
	Calpine Corporation
45,000	5.375%, 1/15/2023	44,831
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,279
	Dynegy, Inc.
60,000	7.375%, 11/1/2022	59,250
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,244
	Emera U.S. Finance, LP
4,000	2.150%, 6/15/2019[f]	4,044
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	59,700
	Eversource Energy
5,000	1.600%, 1/15/2018	5,020
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,591
5,000	2.950%, 1/15/2020	5,153
	Fortis, Inc.
10,000	2.100%, 10/4/2021[f]	9,963
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,159
	NiSource Finance Corporation
5,000	6.400%, 3/15/2018	5,338
10,000	5.450%, 9/15/2020	11,232
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	23,914
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,401
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,117
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	8,232

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Utilities (0.5%) - continued
	Sempra Energy
$14,000	6.150%, 6/15/2018	$15,050
5,000	2.400%, 3/15/2020	5,094
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,152
	Southern Company
10,000	1.850%, 7/1/2019	10,079
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,981

	Total	391,760

	Total Long-Term Fixed Income (cost $13,414,663)	13,740,877

Shares	Registered Investment Companies (4.3%)	Value
Equity Funds/ETFs (1.9%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,228
2,300	BlackRock Resources & Commodities Strategy Trust	18,745
1,025	Guggenheim Multi-Asset Income ETF	19,875
2,650	iShares MSCI EAFE Index Fund	156,694
15,820	Materials Select Sector SPDR Fund	755,405
10,190	Utilities Select Sector SPDR Fund	499,208

	Total	1,476,155

Fixed Income Funds/ETFs (2.4%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	55,281
3,250	Doubleline Income Solutions Fund	62,237
1,625	First Trust High Income Long/Short Fund	25,334
250	iShares J.P. Morgan USD Emerging Markets Bond ETF	29,303
11,514	iShares S&P U.S. Preferred Stock Index Fund	454,803
10,029	MFS Intermediate Income Trust	45,431
4,227	Pimco Dynamic Credit And Mortgage Income Fund	86,189
17,948	PowerShares Preferred Portfolio	271,553
15,200	PowerShares Senior Loan Portfolio	352,792
8,317	Templeton Global Income Fund	51,898
4,160	Vanguard Short-Term Corporate Bond ETF	335,088
3,796	Western Asset Emerging Markets Debt Fund, Inc.	61,723
5,878	Western Asset High Income Opportunity Fund, Inc.	29,684

	Total	1,861,316

	Total Registered Investment Companies (cost $3,351,178)	3,337,471

Shares	Preferred Stock (0.3%)	Value
Energy (<0.1%)
297	Alpha Natural Resources, Inc.[e]	1,746
297	ANR Holdings, Inc.[e]	455

	Total	2,201

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	69,594

	Total	69,594

Shares	Preferred Stock (0.3%)	Value
Real Estate (0.2%)
1,500	American Tower Corporation, Convertible, 5.500%	$164,385

	Total	164,385

	Total Preferred Stock (cost $230,156)	236,180

Shares or Principal Amount	Short-Term Investments (6.8%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.375%, 10/21/2016[k]	99,990
100,000	0.300%, 10/26/2016[k]	99,988
100,000	0.280%, 10/28/2016[k]	99,987
	Thrivent Core Short-Term Reserve Fund
491,291	0.750%	4,912,914

	Total Short-Term Investments (cost $5,212,851)	5,212,879

	Total Investments (cost $77,934,318) 104.7%	$80,638,768

	Other Assets and Liabilities, Net (4.7%)	(3,617,850)

	Total Net Assets 100.0%	$77,020,918

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $2,971,310 or 3.9% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of September 30, 2016 was $169,998 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$28,976
Digicel, Ltd., 4/15/2021	8/19/2013	54,289
Marlette Funding Trust, 1/17/2023	7/20/2016	93,095

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,245,879
Gross unrealized depreciation	(2,541,429)

Net unrealized appreciation (depreciation)	$2,704,450

Cost for federal income tax purposes	$77,934,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	533,707	–	533,707	–
Capital Goods	575,347	–	330,379	244,968
Communications Services	2,623,629	–	2,460,045	163,584
Consumer Cyclical	1,644,875	–	1,644,875	–
Consumer Non-Cyclical	1,282,766	–	1,164,545	118,221
Energy	446,637	–	278,129	168,508
Financials	522,306	–	522,306	–
Technology	892,623	–	892,623	–
Transportation	195,315	–	195,315	–
Utilities	138,900	–	138,900	–
Common Stock
Consumer Discretionary	7,790,929	5,679,650	2,111,279	–
Consumer Staples	2,650,440	1,533,435	1,117,005	–
Energy	2,990,141	1,996,946	993,195	–
Financials	6,490,705	3,259,325	3,231,380	–
Health Care	5,245,111	3,946,574	1,298,537	–
Industrials	5,526,928	3,060,853	2,466,075	–
Information Technology	7,492,198	7,098,353	393,845	–
Materials	1,488,981	535,752	953,229	–
Real Estate	8,014,156	7,220,402	793,754	–
Telecommunications Services	814,848	242,136	572,712	–
Utilities	750,819	443,153	307,666	–
Long-Term Fixed Income
Asset-Backed Securities	130,535	–	130,535	–
Basic Materials	369,609	–	369,609	–
Capital Goods	421,490	–	421,490	–
Collateralized Mortgage Obligations	1,654,967	–	1,654,967	–
Communications Services	770,858	–	770,858	–
Consumer Cyclical	884,882	–	884,882	–
Consumer Non-Cyclical	820,443	–	820,443	–
Energy	533,737	–	533,737	–
Financials	1,480,917	–	1,069,295	411,622
Foreign Government	3,185,100	–	3,185,100	–
Mortgage-Backed Securities	2,238,303	–	2,238,303	–
Technology	595,500	–	595,500	–
Transportation	109,863	–	109,863	–
U.S. Government and Agencies	152,913	–	152,913	–
Utilities	391,760	–	391,760	–
Registered Investment Companies
Equity Funds/ETFs	1,476,155	1,476,155	–	–
Fixed Income Funds/ETFs	1,861,316	1,861,316	–	–
Preferred Stock
Energy	2,201	–	–	2,201
Health Care	69,594	–	69,594	–
Real Estate	164,385	164,385	–	–
Short-Term Investments	299,965	–	299,965	–
Subtotal Investments in Securities	$75,725,854	$38,518,435	$36,098,315	$1,109,104

Other Investments *	Total
Short-Term Investments	4,912,914
Subtotal Other Investments	$4,912,914
Total Investments at Value	$80,638,768

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	748	748	–	–
Total Asset Derivatives	$748	$748	$–	$–

Liability Derivatives
Futures Contracts	21,179	21,179	–	–
Total Liability Derivatives	$21,179	$21,179	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $299,965 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(8)	December 2016	($1,047,849)	($1,048,999)	($1,150)
CBOT 2-Yr. U.S. Treasury Note	(16)	December 2016	(3,491,951)	(3,495,500)	(3,549)
CBOT 5-Yr. U.S. Treasury Note	2	December 2016	242,522	243,031	509
CME E-mini S&P 500 Index	4	December 2016	432,395	432,080	(315)
CME S&P 500 Index	(5)	December 2016	(2,690,904)	(2,700,500)	(9,596)
CME Ultra Long Term U.S. Treasury Bond	2	December 2016	374,319	367,750	(6,569)
Ultra 10-Yr. U.S. Treasury Note	(1)	December 2016	(144,395)	(144,156)	239
Total Futures Contracts					($20,431)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust- Short Term Investment	$4,226,851	$8,198,280	$12,425,131	–	$–	$4,076
Core Short-Term Reserve	–	20,231,826	15,318,912	491,291	4,912,914	10,467
Total Value and Income Earned	$4,226,851				$4,912,914	$14,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Basic Materials (0.8%)
	Chemours Company, Term Loan
$937,543	3.750%, 5/12/2022[b,c]	$927,587
	Fortescue Metals Group, Ltd., Term Loan
1,886,555	3.750%, 6/30/2019	1,883,971
	Ineos US Finance, LLC, Term Loan
2,095,585	3.750%, 12/15/2020	2,099,252
	Tronox Pigments BV, Term Loan
1,166,644	4.500%, 3/19/2020	1,153,519

	Total	6,064,329

Capital Goods (0.9%)
	Accudyne Industries, LLC, Term Loan
689,075	4.000%, 12/13/2019	643,135
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	843,146
	Berry Plastics Group, Inc., Term Loan
868,500	3.500%, 2/8/2020	869,047
	Cortes NP Acquisition Corporation, Term Loan
2,565,000	0.000%, 10/3/2023[b,c]	2,507,288
	HD Supply, Inc., Term Loan
295,000	0.000%, 10/16/2023[b,c]	295,369
	Rexnord, LLC, Term Loan
562,066	4.000%, 8/21/2020	562,560
	Reynolds Group, Inc., Term Loan
610,000	0.000%, 2/5/2023[b,c]	611,714

	Total	6,332,259

Communications Services (3.7%)
	Atlantic Broadband Penn, LLC, Term Loan
699,459	3.250%, 11/30/2019	699,459
	Birch Communication Inc., Term Loan
973,690	7.750%, 7/17/2020	744,873
	Block Communications, Inc., Term Loan
1,200,521	4.088%, 11/7/2021	1,206,524
	Charter Communications Operating, LLC, Term Loan
430,000	3.000%, 7/1/2020	431,131
	Cincinnati Bell, Inc., Term Loan
979,098	4.000%, 9/10/2020	982,036
	CommScope, Inc., Term Loan
910,800	3.750%, 12/29/2022	918,487
	FairPoint Communications, Inc., Term Loan
1,255,302	7.500%, 2/14/2019	1,254,624
	Grande Communications Networks, LLC, Term Loan
1,161,040	4.500%, 5/29/2020	1,161,040
	Gray Television, Inc., Term Loan
1,308,741	3.938%, 6/13/2021	1,315,690
	Hargray Communications Group, Inc., Term Loan
1,034,452	5.250%, 6/26/2019	1,038,765
	Integra Telecom Holdings, Inc., Term Loan
742,779	5.250%, 8/14/2020	737,208
	Intelsat Jackson Holdings SA, Term Loan
453,775	3.750%, 6/30/2019	430,982

Principal Amount	Bank Loans (13.3%)[a]	Value
Communications Services (3.7%) - continued
	Level 3 Communications, Inc., Term Loan
$1,450,000	4.000%, 1/15/2020	$1,456,163
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,025,000	4.500%, 1/7/2022	1,010,271
	LTS Buyer, LLC, Term Loan
955,679	4.088%, 4/13/2020	955,383
	NEP/NCP Holdco, Inc., Term Loan
2,036,122	4.250%, 1/22/2020[b,c]	2,025,941
	Nexstar Broadcasting, Inc., Term Loan
440,000	0.000%, 9/26/2023[b,c]	442,015
	Numericable US, LLC, Term Loan
784,075	4.564%, 7/29/2022	789,219
34,825	4.752%, 2/10/2023	35,053
1,058,938	5.002%, 1/15/2024	1,068,468
	SBA Senior Finance II, LLC, Term Loan
1,075,250	3.340%, 3/24/2021	1,077,132
108,625	3.340%, 6/10/2022	108,671
	TNS, Inc., Term Loan
569,467	5.000%, 2/14/2020	572,673
	Univision Communications, Inc., Term Loan
1,414,390	4.000%, 3/1/2020	1,416,823
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.649%, 6/30/2023	608,401
	WideOpenWest Finance, LLC, Term Loan
1,425,000	4.500%, 8/18/2023	1,418,174
	WMG Acquisition Corporation, Term Loan
672,235	3.750%, 7/1/2020	671,394
	XO Communications, LLC, Term Loan
1,072,500	4.250%, 3/20/2021	1,074,291
	Yankee Cable Acquisition, LLC, Term Loan
810,575	4.250%, 3/1/2020	810,072
	Zayo Group, LLC, Term Loan
1,014,148	3.750%, 5/6/2021	1,018,377

	Total	27,479,340

Consumer Cyclical (2.2%)
	Amaya BV, Term Loan
1,806,079	5.000%, 8/1/2021	1,803,821
	Burlington Coat Factory Warehouse Corporation, Term Loan
860,432	3.500%, 8/13/2021	866,171
	Cengage Learning Acquisitions, Term Loan
1,630,912	5.250%, 6/7/2023	1,628,874
	Ceridian HCM Holding, Inc., Term Loan
424,232	4.500%, 9/15/2020	414,156
	Charter Communications Operating, LLC, Term Loan
870,750	3.000%, 1/3/2021	873,066
	Dollar Tree, Inc., Term Loan
150,341	3.063%, 7/6/2022	151,281
	Golden Nugget, Inc., Term Loan
331,669	0.000%, 11/21/2019	333,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Cyclical (2.2%) - continued
	Golden Nugget, Inc., Term Loan Delayed Draw
$142,144	0.000%, 11/21/2019	$142,855
	IMG Worldwide, Inc., Term Loan
1,297,852	5.250%, 5/6/2021	1,301,421
600,000	8.250%, 5/6/2022	598,878
	Jack Ohio Finance, LLC, Term Loan
299,963	5.000%, 6/20/2019[b,c]	292,965
	Michaels Stores, Inc., Term Loan
914,688	4.000%, 1/30/2023[b,c]	918,118
	Mohegan Tribal Gaming Authority, Term Loan
1,247,472	5.500%, 6/15/2018	1,246,224
1,300,000	0.000%, 9/30/2023[b,c]	1,291,875
	Scientific Games International, Inc., Term Loan
875,250	6.000%, 10/18/2020	877,709
1,385,424	6.000%, 10/1/2021	1,387,544
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,158,798	3.588%, 5/14/2020	1,160,247
	Seminole Indian Tribe of Florida, Term Loan
679,500	3.088%, 4/29/2020	681,199

	Total	15,969,731

Consumer Non-Cyclical (2.1%)
	Air Medical Group Holdings, Inc., Term Loan
942,638	5.000%, 4/28/2022	947,351
	Albertson’s, LLC, Term Loan
417,903	4.750%, 12/21/2022	421,823
76,190	4.750%, 6/22/2023	76,918
	CHS/Community Health Systems, Inc., Term Loan
242,672	3.750%, 1/27/2021	237,990
1,793,100	4.000%, 1/27/2021[b,c]	1,759,031
	Endo Luxembourg Finance I Co Sarl, Term Loan
625,275	3.750%, 9/26/2022	623,537
	Hanesbrands, Inc., Term Loan
482,650	3.250%, 4/29/2022	485,063
	JBS USA, LLC, Term Loan
1,455,000	3.750%, 9/18/2020	1,455,000
129,025	4.000%, 10/30/2022	128,864
	Libbey Glass, Inc., Term Loan
535,385	3.750%, 4/9/2021	536,723
	LTF Merger Sub, Inc., Term Loan
785,062	4.250%, 6/10/2022	785,204
	Mallinckrodt International Finance SA, Term Loan
451,544	3.588%, 3/19/2021	451,404
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,361,587	5.000%, 5/4/2022	1,368,736
	MultiPlan, Inc., Term Loan
287,032	5.000%, 6/7/2023	290,485
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,481,188	4.750%, 6/30/2021	1,446,632
	Owens-Brockway Glass Container, Inc., Term Loan
829,500	3.500%, 9/1/2022	834,684

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Non-Cyclical (2.1%) - continued
	Sterigenics-Nordion Holdings, LLC, Term Loan
$396,000	4.250%, 5/16/2022	$396,990
	Valeant Pharmaceuticals International, Inc., Term Loan
3,319,600	5.500%, 4/1/2022	3,328,231

	Total	15,574,666

Energy (0.8%)
	Arch Coal, Inc., Term Loan
1,391,251	7.500%, 5/16/2018[d]	1,061,983
	Energy Solutions, LLC, Term Loan
647,807	6.750%, 5/29/2020	644,568
	Exgen Renewables I, LLC, Term Loan
607,497	5.250%, 2/8/2021	612,813
	Houston Fuel Oil Terminal, LLC, Term Loan
681,523	4.250%, 8/19/2021	667,892
	McJunkin Red Man Corporation, Term Loan
835,989	5.000%, 11/8/2019	814,395
	MEG Energy Corporation, Term Loan
820,403	3.750%, 3/31/2020	763,655
	Pacific Drilling SA, Term Loan
870,750	4.500%, 6/3/2018	239,892
	Targa Resources Partners, LP, Term Loan
435,535	5.750%, 2/27/2022	435,535
	Western Refining, Inc., Term Loan
421,747	5.250%, 11/12/2020	420,432
259,350	5.500%, 6/23/2023	258,702

	Total	5,919,867

Financials (0.8%)
	Delos Finance Sarl, Term Loan
930,000	3.588%, 3/6/2021	936,203
	DJO Finance, LLC, Term Loan
544,500	4.250%, 6/7/2020	534,291
	Harland Clarke Holdings Corporation, Term Loan
448,336	7.000%, 5/22/2018	442,360
945,750	7.000%, 12/31/2019	926,599
	MoneyGram International, Inc., Term Loan
1,164,823	4.250%, 3/27/2020	1,126,966
	TransUnion, LLC, Term Loan
1,072,508	3.588%, 4/9/2021	1,075,189
	WaveDivision Holdings, LLC, Term Loan
1,129,222	4.000%, 10/15/2019	1,128,747

	Total	6,170,355

Technology (1.4%)
	Avago Technoligies Cayman Finance, Ltd., Term Loan
1,686,798	3.524%, 2/1/2023	1,706,011
	First Data Corporation, Term Loan
1,479,583	4.525%, 3/24/2021	1,489,851
220,000	4.275%, 7/8/2022	221,155
	JDA Software Group, Inc., Term Loan
1,025,000	0.000%, 9/21/2023[b,c]	1,025,256
	NXP BV, Term Loan
766,912	3.405%, 12/7/2020[b,c]	769,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Technology (1.4%) - continued
	ON Semiconductor Corporation, Term Loan
$2,315,000	3.776%, 9/19/2023[b,c]	$2,324,515
	SS&C European Holdings SARL, Term Loan
39,504	4.000%, 7/8/2022	39,776
317,889	4.000%, 7/8/2022	320,076
	Versum Materials, Inc., Term Loan
200,000	0.000%, 9/21/2023[b,c]	200,834
	Western Digital Corporation, Term Loan
1,970,063	4.500%, 4/29/2023	1,988,542

	Total	10,085,612

Transportation (0.4%)
	OSG Bulk Ships, Inc., Term Loan
819,886	5.250%, 8/5/2019	816,811
	XPO Logistics, Inc., Term Loan
2,024,451	4.250%, 10/30/2021	2,034,999

	Total	2,851,810

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,029,045	3.590%, 5/27/2022	1,031,267
	Intergen NV, Term Loan
641,932	5.500%, 6/12/2020	603,417

	Total	1,634,684

	Total Bank Loans (cost $98,724,005)	98,082,653

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Asset-Backed Securities (4.0%)
	Asset Backed Securities Corporation Home Equity Loan Trust
870,301	0.665%, 7/25/2036[e]	783,271
195,297	0.685%, 11/25/2036[e]	178,738
	Bayview Opportunity Master Fund Trust
585,270	3.623%, 4/28/2030[f]	582,496
425,719	3.228%, 7/28/2034*,g	424,879
1,398,495	3.721%, 7/28/2035[f,g]	1,397,504
	Citi Held For Asset Issuance
1,441,855	4.480%, 8/15/2022*	1,454,207
	Countrywide Asset-Backed Certificates
6,485	5.301%, 4/25/2047	6,470
	GSAA Home Equity Trust
2,081,622	0.795%, 7/25/2037[e]	1,852,226
	J.P. Morgan Mortgage Acquisition Trust
2,030,855	6.472%, 3/25/2047[g]	1,416,369
	Lehman XS Trust
1,927,710	5.440%, 8/25/2035[g]	1,693,393
	Marlette Funding Trust
2,328,068	3.060%, 1/17/2023*	2,330,728
	Merrill Lynch Mortgage Investors Trust
1,381,872	2.823%, 6/25/2035	913,426
	NCF Dealer Floorplan Master Trust
1,100,000	3.782%, 3/21/2022*,e	1,079,997
	NRZ Advance Receivables Trust Advance Receivables Backed
2,000,000	2.751%, 6/15/2049*	2,000,782

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Asset-Backed Securities (4.0%) - continued
	Preston Ridge Partners Mortgage Trust, LLC
$1,200,000	4.000%, 9/27/2021*,g	$1,202,400
	Pretium Mortgage Credit Partners, LLC
1,129,892	4.125%, 10/27/2030*	1,135,863
1,464,579	7.125%, 7/27/2031*,g	1,468,963
	Renaissance Home Equity Loan Trust
558,122	5.746%, 5/25/2036[g]	376,676
1,371,939	5.797%, 8/25/2036[g]	850,532
	Residential Asset Mortgage Products Trust
867,102	5.991%, 3/25/2033[h]	868,911
	Sunset Mortgage Loan Company, LLC
1,113,179	4.459%, 9/18/2045*,g	1,111,997
691,519	3.844%, 7/16/2047*,g	691,689
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	95,400
	US Residential Opportunity Fund Trust
1,524,813	3.475%, 7/27/2036*	1,527,792
	Vericrest Opportunity Loan Transferee
1,461,379	3.375%, 10/25/2058*,g	1,458,471
1,444,987	3.500%, 6/26/2045[f,g]	1,445,336
934,964	3.625%, 7/25/2045[f,g]	936,447
445,017	3.500%, 2/25/2055*,g	445,351

	Total	29,730,314

Basic Materials (0.8%)
	Alcoa Netherlands Holding BV
440,000	6.750%, 9/30/2024[f]	457,050
	ArcelorMittal SA
1,080,000	6.500%, 3/1/2021	1,201,500
	Dow Chemical Company
106,000	8.550%, 5/15/2019	124,322
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	448,625
770,000	7.000%, 2/15/2021[f]	689,150
	Glencore Funding, LLC
95,000	1.739%, 4/16/2018[e,f]	93,931
	INEOS Group Holdings SA
600,000	5.875%, 2/15/2019[f]	612,000
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	118,061
	Newmont Mining Corporation, Convertible
880,000	1.625%, 7/15/2017	959,200
	Royal Gold, Inc., Convertible
390,000	2.875%, 6/15/2019	435,581
	RPM International, Inc., Convertible
575,000	2.250%, 12/15/2020	688,922
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024	157,013

	Total	5,985,355

Capital Goods (1.7%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,505,175
	Berry Plastics Corporation
655,000	6.000%, 10/15/2022	691,025
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[f]	1,177,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Capital Goods (1.7%) - continued
	Cemex SAB de CV
$1,290,000	5.700%, 1/11/2025[f]	$1,305,738
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,149,500
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,120,500
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	682,438
	General Electric Company
153,000	5.000%, 12/29/2049[i]	162,708
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	315,906
	L-3 Communications Corporation
385,000	4.950%, 2/15/2021	424,899
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	92,905
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[f]	1,326,763
	Sealed Air Corporation
800,000	4.875%, 12/1/2022[f]	840,000
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[f]	297,825
	Textron, Inc.
213,000	7.250%, 10/1/2019	244,042
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,264,800

	Total	12,601,224

Collateralized Mortgage Obligations (12.8%)
	Alternative Loan Trust
613,098	5.500%, 5/25/2035	611,530
1,315,639	6.000%, 6/25/2036	1,130,875
	American Home Mortgage Assets Trust
2,440,668	0.715%, 12/25/2046[e]	1,637,288
1,875,740	0.715%, 6/25/2047[e]	1,287,112
	American Home Mortgage Investment Trust
2,077,502	6.750%, 12/25/2036	903,118
	Angel Oak Mortgage Trust
1,152,002	4.500%, 11/25/2045*,g	1,155,243
	Banc of America Alternative Loan Trust
643,349	1.025%, 4/25/2035[e]	495,726
1,547,802	6.000%, 11/25/2035	1,370,429
1,088,683	1.325%, 5/25/2046[e]	756,279
	Banc of America Funding Corporation
491,526	3.126%, 5/20/2036	428,211
	Bayview Opportunity Master Fund Trust
975,575	3.475%, 7/28/2031[f]	974,862
	BCAP, LLC Trust
1,797,209	0.705%, 3/25/2037[e]	1,672,962
	Bear Stearns Adjustable Rate Mortgage Trust
728,014	2.830%, 10/25/2035[e]	700,736
347,031	3.013%, 2/25/2036	296,835
	Citicorp Mortgage Securities Trust
508,965	6.000%, 5/25/2037	506,784
	Citigroup Mortgage Loan Trust, Inc.
442,894	5.500%, 11/25/2035	423,318
	CitiMortgage Alternative Loan Trust
1,042,821	5.750%, 4/25/2037	895,001

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
	COLT Mortgage Loan Trust
$1,800,000	2.750%, 9/25/2046*	$1,810,453
	Countrywide Alternative Loan Trust
382,117	0.925%, 2/25/2035[e]	354,711
743,363	3.031%, 10/25/2035	604,799
338,633	5.500%, 2/25/2036	307,099
274,675	6.000%, 4/25/2036	222,956
1,003,397	6.500%, 8/25/2036	684,009
236,738	6.000%, 1/25/2037	226,590
920,796	5.500%, 5/25/2037	756,265
	Countrywide Home Loan Mortgage Pass Through Trust
1,712,736	2.834%, 11/25/2035	1,403,889
600,721	2.767%, 2/20/2036	493,681
	Credit Suisse First Boston Mortgage Securities Corporation
505,649	5.250%, 10/25/2035	492,413
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,211,619	2.330%, 8/25/2035	935,184
480,404	0.725%, 11/25/2035[e]	247,941
823,136	5.500%, 11/25/2035	820,828
1,141,277	1.277%, 4/25/2047[e]	969,893
1,968,695	0.745%, 8/25/2047[e]	1,611,057
	Federal Home Loan Mortgage Corporation
7,595,018	2.500%, 12/15/2022[j]	419,759
2,421,543	2.500%, 5/15/2027[j]	183,058
2,928,281	2.500%, 2/15/2028[j]	253,567
9,143,394	2.500%, 3/15/2028[j]	812,805
4,741,192	3.000%, 4/15/2028[j]	449,272
4,154,861	3.000%, 2/15/2033[j]	482,325
	Federal National Mortgage Association
3,863,091	2.500%, 2/25/2028[j]	333,296
3,049,860	3.000%, 4/25/2028[j]	296,251
3,773,979	3.500%, 1/25/2033[j]	486,854
	First Horizon Alternative Mortgage Securities Trust
1,171,912	2.719%, 3/25/2035	1,024,514
1,166,130	2.752%, 7/25/2035	1,050,769
1,159,518	6.000%, 8/25/2036[e]	976,567
	First Horizon Mortgage Pass-Through Trust
1,579,447	2.969%, 8/25/2037	1,255,946
	GMAC Mortgage Corporation Loan Trust
1,803,008	3.407%, 5/25/2035	1,662,536
	Government National Mortgage Association
3,603,259	4.000%, 1/16/2027[j]	359,362
	Greenpoint Mortgage Funding Trust
916,118	0.724%, 10/25/2045[e]	717,922
	IndyMac IMJA Mortgage Loan Trust
1,015,690	6.250%, 11/25/2037	817,734
	IndyMac INDX Mortgage Loan Trust
1,675,246	3.017%, 10/25/2035	1,368,128
1,355,112	1.165%, 7/25/2045[e]	1,132,452
	J.P. Morgan Alternative Loan Trust
1,882,905	6.500%, 3/25/2036	1,551,173
	J.P. Morgan Mortgage Trust
229,141	6.500%, 1/25/2035	217,280
1,303,091	3.229%, 8/25/2035	1,290,830
1,605,446	2.934%, 2/25/2036	1,401,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
$909,781	3.069%, 10/25/2036	$821,873
1,040,025	0.905%, 1/25/2037[e]	550,179
759,412	2.932%, 1/25/2037	677,842
716,507	6.250%, 8/25/2037	539,577
	Lehman Mortgage Trust
773,978	1.275%, 12/25/2035[e]	536,505
	Master Asset Securitization Trust
924,975	1.025%, 6/25/2036[e]	497,822
	MASTR Alternative Loans Trust
294,587	6.500%, 7/25/2034	292,795
803,405	0.975%, 12/25/2035[e]	374,871
	Merrill Lynch Alternative Note Asset Trust
672,555	6.000%, 3/25/2037	521,941
1,020,236	6.000%, 3/25/2037	811,457
	Morgan Stanley Mortgage Loan Trust
645,865	2.866%, 11/25/2035	467,746
	MortgageIT Trust
1,395,463	0.785%, 12/25/2035[e]	1,248,166
1,117,715	0.725%, 4/25/2036[e]	827,034
	New Century Alternative Mortgage Loan Trust
1,454,507	6.167%, 7/25/2036[g]	846,803
	Pretium Mortgage Credit Partners, LLC
1,641,458	4.375%, 11/27/2030*	1,655,196
	Residential Accredit Loans, Inc. Trust
969,072	5.750%, 9/25/2035	868,225
1,434,946	6.000%, 4/25/2036	1,235,400
1,034,755	6.000%, 1/25/2037	859,601
2,010,830	5.750%, 4/25/2037	1,680,365
2,029,021	6.250%, 4/25/2037	1,747,377
452,444	6.000%, 6/25/2037	373,478
2,088,227	0.715%, 7/25/2037[e]	1,784,939
	Residential Asset Securitization Trust
1,549,825	6.236%, 8/25/2022	1,339,207
664,193	5.500%, 4/25/2035	666,308
1,156,004	0.905%, 8/25/2037[e]	311,261
	Residential Funding Mortgage Security I Trust
985,763	5.750%, 2/25/2036	916,873
1,494,442	6.000%, 7/25/2037	1,380,737
	Sequoia Mortgage Trust
2,132,140	3.702%, 9/20/2046	1,719,590
	Structured Adjustable Rate Mortgage Loan Trust
361,457	3.087%, 12/25/2034	351,531
867,204	3.268%, 7/25/2035	740,230
533,676	3.332%, 9/25/2035	438,009
	Structured Asset Mortgage Investments, Inc.
1,760,938	0.835%, 12/25/2035[e]	1,229,247
1,348,506	0.735%, 5/25/2046[e]	1,000,971
	Suntrust Alternative Loan Trust
1,119,943	5.750%, 12/25/2035	1,061,100
	Vericrest Opportunity Loan Transferee
795,527	3.500%, 7/25/2046[f,g]	796,050
	WaMu Mortgage Pass Through Certificates
872,238	2.237%, 11/25/2036	773,005
1,775,032	2.026%, 1/25/2037	1,503,302
154,704	2.802%, 8/25/2046	134,621
1,156,078	1.427%, 9/25/2046[e]	886,018

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
$1,914,290	1.467%, 9/25/2046[e]	$1,572,044
2,019,655	1.309%, 12/25/2046[e]	1,564,104
1,495,296	1.247%, 1/25/2047[e]	1,165,902
799,766	1.943%, 3/25/2047[e]	639,432
	Washington Mutual Mortgage Pass Through Certificates
795,429	1.125%, 6/25/2035[e]	607,679
1,060,621	6.000%, 11/25/2035	1,002,198
1,753,423	7.000%, 4/25/2037	992,129
	Washington Mutual Mortgage Pass Through Certificates Trust
1,252,020	7.000%, 2/25/2036	933,983
2,455,483	1.257%, 2/25/2047[e]	1,829,249
	Wells Fargo Mortgage Backed Securities Trust
1,729,643	3.018%, 7/25/2036	1,692,874
253,088	1.225%, 5/25/2037[e]	210,970
569,103	6.000%, 7/25/2037	565,545
960,709	6.000%, 11/25/2037	951,361

	Total	93,926,676

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,393,398
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,360,478

	Total	2,753,876

Communications Services (3.3%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[f]	1,053,188
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,534,531
	American Tower Corporation
95,000	2.800%, 6/1/2020	97,449
152,000	3.450%, 9/15/2021	159,973
	AT&T, Inc.
176,000	5.875%, 10/1/2019	196,910
95,000	1.768%, 6/30/2020[e]	95,821
95,000	2.800%, 2/17/2021	97,750
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	642,750
	Charter Communications Operating, LLC
337,000	3.579%, 7/23/2020[f]	352,232
47,000	4.464%, 7/23/2022[f]	50,716
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,504,606
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[f]	1,484,840
	Comcast Corporation
250,000	1.625%, 1/15/2022	247,911
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	183,145
290,000	2.250%, 9/1/2021	289,765
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[f]	112,475
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,236,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Communications Services (3.3%) - continued
	DISH Network Corporation, Convertible
$1,025,000	3.375%, 8/15/2026[f]	$1,122,375
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[f]	1,122,000
	Frontier Communications Corporation
1,520,000	8.875%, 9/15/2020	1,639,700
	Hughes Satellite Systems
	Corporation
774,000	6.500%, 6/15/2019	846,563
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	698,056
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	627,000
	Liberty Interactive, LLC, Convertible
975,000	1.750%, 9/30/2046[f]	1,029,844
	Neptune Finco Corporation
645,000	10.875%, 10/15/2025[f]	754,650
	Nexstar Escrow Corporation
1,470,000	5.625%, 8/1/2024[f]	1,473,675
	SBA Tower Trust
300,000	3.598%, 4/15/2043[f]	301,006
	SFR Group SA
1,370,000	6.000%, 5/15/2022[f]	1,397,400
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,217,700
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	215,980
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,306,875
	Univision Communications, Inc.
860,000	5.125%, 5/15/2023[f]	870,750
	Verizon Communications, Inc.
255,000	1.375%, 8/15/2019	253,770
115,000	2.625%, 2/21/2020	118,267
152,000	4.500%, 9/15/2020	166,800

	Total	24,503,233

Consumer Cyclical (2.5%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[f]	1,558,000
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[f]	185,291
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[f]	999,900
	Corrections Corporation of America
820,000	5.000%, 10/15/2022	742,100
	eBay, Inc.
120,000	2.500%, 3/9/2018	121,697
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	230,924
290,000	1.897%, 8/12/2019	289,581
155,000	2.597%, 11/4/2019	157,431
	General Motors Financial Company, Inc.
290,000	3.150%, 1/15/2020	295,499
167,000	4.375%, 9/25/2021	178,364
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,508,500
	Home Depot, Inc.
95,000	1.220%, 9/15/2017[e]	95,261
140,000	2.000%, 4/1/2021	142,341
95,000	2.625%, 6/1/2022	98,650

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Consumer Cyclical (2.5%) - continued
	Jaguar Land Rover Automotive plc
$500,000	4.125%, 12/15/2018[f]	$516,250
710,000	5.625%, 2/1/2023[f]	743,725
	L Brands, Inc.
860,000	5.625%, 2/15/2022	961,050
	Lennar Corporation
610,000	12.250%, 6/1/2017	650,413
250,000	4.125%, 12/1/2018	256,875
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[f]	258,125
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	92,095
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,361,675
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	125,024
	PulteGroup, Inc.
1,480,000	4.250%, 3/1/2021	1,554,000
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	98,246
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,522,500
	Starbucks Corporation
135,000	2.100%, 2/4/2021	137,804
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	215,540
	Visa, Inc.
90,000	2.200%, 12/14/2020	92,301
	Walgreens Boots Alliance, Inc.
120,000	1.750%, 5/30/2018	120,657
120,000	2.600%, 6/1/2021	122,804
	West Corporation
1,400,000	5.375%, 7/15/2022[f]	1,372,000
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[f]	1,614,525

	Total	18,419,148

Consumer Non-Cyclical (3.0%)
	Anheuser-Busch InBev Finance, Inc.
145,000	2.017%, 2/1/2021[e]	148,819
375,000	2.650%, 2/1/2021	386,961
	B&G Foods, Inc.
500,000	4.625%, 6/1/2021	515,000
	BAT International Finance plc
95,000	1.360%, 6/15/2018[e,f]	95,306
	Baxter International, Inc.
290,000	1.700%, 8/15/2021	287,893
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[f]	304,403
	Becton, Dickinson and Company
70,000	1.450%, 5/15/2017	70,116
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	56,484
	Bunge Limited Finance Corporation
90,000	3.500%, 11/24/2020	94,132
	Cardinal Health, Inc.
95,000	1.950%, 6/15/2018	95,898
	Celgene Corporation
95,000	3.550%, 8/15/2022	100,936
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,442,000
	CVS Health Corporation
106,000	2.250%, 12/5/2018	107,908
	EMD Finance, LLC
55,000	1.207%, 3/17/2017[e,f]	55,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Envision Healthcare Corporation
$1,400,000	5.125%, 7/1/2022[f]	$1,393,000
	Express Scripts Holding Company
110,000	3.900%, 2/15/2022	118,690
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[f]	161,174
	Gilead Sciences, Inc.
275,000	1.950%, 3/1/2022	275,600
95,000	3.250%, 9/1/2022	100,877
	Grifols Worldwide Operations, Ltd.
950,000	5.250%, 4/1/2022	983,250
	HCA, Inc.
505,000	5.250%, 6/15/2026	536,562
925,000	4.500%, 2/15/2027	930,781
	Iconix Brand Group, Inc., Convertible
790,000	1.500%, 3/15/2018	681,375
	Intercept Pharmaceuticals, Inc., Convertible
935,000	3.250%, 7/1/2023	1,045,447
	JBS USA, LLC
610,000	5.875%, 7/15/2024[f]	606,950
1,240,000	5.750%, 6/15/2025[f]	1,218,300
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	312,602
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,756
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	93,736
	Medtronic plc
291,000	4.375%, 3/15/2035	329,756
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	254,261
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	138,338
	Mylan NV
205,000	2.500%, 6/7/2019[f]	206,821
45,000	3.750%, 12/15/2020[f]	46,997
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[f]	287,971
	Perrigo Finance plc
290,000	3.500%, 12/15/2021	299,758
	Pfizer, Inc.
870,000	5.200%, 8/12/2020	984,994
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024[f]	854,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	54,708
	SABMiller plc
75,000	6.500%, 7/15/2018[f]	81,504
	Safeway, Inc.
63,000	3.400%, 12/1/2016	62,874
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	274,859
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,050,525
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,435,000
	Teva Pharmaceutical Finance Netherlands III BV
375,000	1.700%, 7/19/2019	374,151
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	879,750

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Tyson Foods, Inc.
$152,000	4.500%, 6/15/2022	$168,768
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	590,541
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[f]	981,825

	Total	21,617,380

Energy (2.4%)
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	112,720
42,000	4.850%, 3/15/2021	45,088
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,088,100
	BP Capital Markets plc
230,000	1.676%, 5/3/2019	230,897
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	153,520
	Chesapeake Energy Corporation, Convertible
1,000,000	5.500%, 10/5/2026[f]	1,004,570
	Chevron Corporation
90,000	1.328%, 11/16/2018[e]	90,227
	Concho Resources, Inc.
575,000	6.500%, 1/15/2022	596,563
860,000	5.500%, 10/1/2022	892,250
	Contura Energy, Inc.
319,000	10.000%, 8/1/2021[f]	328,570
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	860,625
	Devon Energy Corporation
281,000	3.250%, 5/15/2022	278,991
	Ecopetrol SA
210,000	5.875%, 9/18/2023	226,538
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,075,275
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,468,938
	EQT Corporation
105,000	5.150%, 3/1/2018	109,321
104,000	8.125%, 6/1/2019	118,877
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	186,972
	Marathon Oil Corporation
275,000	2.800%, 11/1/2022	254,695
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	93,531
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	204,062
610,000	6.375%, 1/30/2023[f]	482,663
	MPLX, LP
1,525,000	4.875%, 12/1/2024	1,577,347
	Occidental Petroleum Corporation
225,000	2.600%, 4/15/2022	229,840
	Petrobras Global Finance BV
36,000	8.375%, 5/23/2021	39,330
	Petroleos Mexicanos
50,000	5.500%, 2/4/2019[f]	52,725
	Pioneer Natural Resources Company
32,000	3.450%, 1/15/2021	33,276
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,139,883
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025	1,386,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Energy (2.4%) - continued
	Schlumberger Holdings Corporation
$90,000	3.000%, 12/21/2020[f]	$93,846
	Shell International Finance BV
95,000	1.266%, 5/11/2020[e]	95,109
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[f]	288,435
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	96,546
	Targa Resources Partners, LP
1,000,000	6.625%, 10/1/2020	1,033,750
	TransCanada Trust
725,000	5.875%, 8/15/2076	767,050
	Transcontinental Gas Pipe Line Company, LLC
95,000	7.850%, 2/1/2026[f]	122,991
	Whiting Petroleum Corporation, Convertible
785,000	1.250%, 4/1/2020	648,606

	Total	17,508,477

Financials (7.4%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	94,546
	Aegon NV
1,080,000	1.428%, 7/29/2049[e,i]	699,883
	AerCap Ireland Capital, Ltd.
500,000	3.950%, 2/1/2022	512,500
	Aetna, Inc.
195,000	1.900%, 6/7/2019	196,789
	Air Lease Corporation
47,000	2.625%, 9/4/2018	47,427
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	914,625
500,000	4.125%, 3/30/2020	508,750
	American Express Credit Corporation
95,000	1.906%, 9/14/2020[e]	96,497
	AMG Capital Trust II, Convertible
11,325	5.150%, 10/15/2037	612,258
	Argos Merger Sub, Inc.
1,370,000	7.125%, 3/15/2023[f]	1,435,075
	BAC Capital Trust XIV
840,000	4.000%, 9/29/2049[e,i]	683,550
	Banco de Brasil SA
800,000	9.000%, 12/31/2049[f,i]	688,000
	Bank of America Corporation
272,000	5.700%, 5/2/2017	278,374
107,000	5.650%, 5/1/2018	113,502
255,000	5.625%, 7/1/2020	286,253
250,000	2.625%, 4/19/2021	253,978
99,000	8.000%, 7/29/2049[i]	100,980
	Bank of Montreal
250,000	1.500%, 7/18/2019	249,471
	Barclays Bank plc
150,000	5.140%, 10/14/2020	162,424
	Barclays plc
290,000	3.200%, 8/10/2021	291,525
	Berkshire Hathaway Finance Corporation
285,000	1.700%, 3/15/2019	287,615
	Blackstone Mortgage Trust, Inc., Convertible
610,000	5.250%, 12/1/2018	670,238

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Financials (7.4%) - continued
	BNZ International Funding, Ltd.
$250,000	1.836%, 9/14/2021[e,f]	$250,363
	Caisse Centrale Desjardins du Quebec
50,000	1.417%, 1/29/2018[e,f]	49,938
	Capital One NA
290,000	2.400%, 9/5/2019	294,586
	Centene Escrow Corporation
1,555,000	5.625%, 2/15/2021	1,648,300
	Central Fidelity Capital Trust I
960,000	1.680%, 4/15/2027[e]	835,200
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,397,188
	Citigroup, Inc.
153,000	1.850%, 11/24/2017	153,478
225,000	2.050%, 6/7/2019	226,713
255,000	2.650%, 10/26/2020	260,479
240,000	2.255%, 9/1/2023[e]	241,149
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	403,498
	Credit Agricole SA
70,000	1.815%, 6/10/2020[e,f]	70,216
	Credit Suisse Group AG
1,240,000	6.250%, 12/29/2049[f,i]	1,173,350
600,000	7.500%, 12/29/2049[f,i]	610,350
	Credit Suisse Group Funding, Ltd.
580,000	2.750%, 3/26/2020	582,111
	CyrusOne, LP
860,000	6.375%, 11/15/2022	910,793
	Discover Bank
68,000	8.700%, 11/18/2019	78,445
	Discover Financial Services
150,000	6.450%, 6/12/2017	154,797
	Duke Realty, LP
155,000	4.375%, 6/15/2022	169,544
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[i]	557,175
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	146,941
460,000	7.500%, 2/15/2019	519,922
250,000	2.000%, 4/25/2019	251,665
50,000	1.875%, 4/23/2020[e]	50,310
220,000	2.241%, 11/15/2021[e]	218,957
95,000	2.429%, 11/29/2023[e]	96,615
440,000	5.300%, 12/29/2049[i]	451,000
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022	4,171,108
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[f]	252,219
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	201,622
	HCP, Inc.
107,000	3.750%, 2/1/2019	110,769
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	191,548
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	101,330
	HSBC Holdings plc
290,000	2.358%, 1/5/2022[c,e]	291,299
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	191,780
	Icahn Enterprises, LP
550,000	6.000%, 8/1/2020	552,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Financials (7.4%) - continued
	ILFC E-Capital Trust II
$1,525,000	4.250%, 12/21/2065[e,f]	$1,216,188
	ING Capital Funding Trust III
150,000	4.438%, 12/29/2049[e,i]	149,063
	International Lease Finance Corporation
610,000	5.875%, 8/15/2022	676,338
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	71,378
156,000	3.875%, 1/15/2019	160,624
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	160,416
40,000	2.250%, 1/23/2020	40,526
255,000	4.950%, 3/25/2020	280,687
290,000	2.295%, 8/15/2021	290,631
205,000	2.700%, 5/18/2023	207,115
128,000	7.900%, 4/29/2049[i]	131,520
	J.P. Morgan Chase Bank NA
250,000	1.453%, 9/23/2019[e]	250,325
	KeyBank NA
250,000	1.600%, 8/22/2019	250,021
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058*	1,482,000
42,000	5.000%, 6/1/2021[f]	46,789
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	281,356
	Lloyds Banking Group plc
1,200,000	6.413%, 1/29/2049[f,i]	1,320,000
	Macquarie Bank, Ltd.
95,000	1.860%, 1/15/2019[e,f]	95,699
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,784,038
	MGIC Investment Corporation, Convertible
500,000	9.000%, 4/1/2063[f]	617,812
	Mitsubishi UFJ Financial Group, Inc.
250,000	1.912%, 9/13/2021[e]	249,714
	Mizuho Financial Group, Inc.
250,000	1.992%, 9/13/2021[e]	250,302
	Morgan Stanley
50,000	1.874%, 1/27/2020[e]	50,521
290,000	2.800%, 6/16/2020	297,502
250,000	2.500%, 4/21/2021	253,126
110,000	4.875%, 11/1/2022	121,326
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	893,350
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	158,587
	National City Corporation
136,000	6.875%, 5/15/2019	153,194
	National Westminster Bank plc
1,860,000	1.125%, 11/29/2049[e,i]	1,257,479
	New York Life Global Funding
90,000	1.550%, 11/2/2018[f]	90,462
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	144,212
	Prudential Financial, Inc.
1,225,000	5.625%, 6/15/2043	1,321,530
	Quicken Loans, Inc.
1,425,000	5.750%, 5/1/2025[f]	1,414,313
	Realty Income Corporation
131,000	2.000%, 1/31/2018	131,879
	Regions Bank
43,000	7.500%, 5/15/2018	46,792

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Financials (7.4%) - continued
	Regions Financial Corporation
$115,000	3.200%, 2/8/2021	$119,549
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	178,143
	Royal Bank of Scotland Group plc
930,000	7.640%, 3/29/2049[i]	902,100
385,000	7.648%, 8/29/2049[i]	461,038
	Santander Uk Group Holdings plc
290,000	2.875%, 8/5/2021	289,882
	Santander UK plc
110,000	3.050%, 8/23/2018	112,681
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	97,925
145,000	2.500%, 7/15/2021	148,848
	Societe Generale SA
1,240,000	8.250%, 9/29/2049[i]	1,257,000
1,200,000	8.000%, 12/31/2049[f,i]	1,206,000
	Standard Chartered plc
290,000	1.941%, 8/19/2019[e,f]	292,293
1,140,000	6.409%, 1/29/2049[f,i]	1,105,800
	State Street Capital Trust IV
1,440,000	1.850%, 6/15/2037[e]	1,238,400
	State Street Corporation
95,000	1.701%, 8/18/2020[e]	95,895
	Sumitomo Mitsui Financial Group, Inc.
285,000	2.514%, 3/9/2021[e]	293,591
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	124,874
	Synchrony Financial
156,000	1.875%, 8/15/2017	156,313
35,000	1.989%, 2/3/2020[e]	34,239
156,000	3.750%, 8/15/2021	164,088
	Toronto-Dominion Bank
95,000	1.542%, 1/22/2019[e]	95,690
90,000	1.786%, 12/14/2020[e]	90,803
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	102,012
	USB Realty Corporation
1,240,000	1.827%, 12/29/2049[e,f,i]	1,112,900
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	207,829
	Wells Fargo & Company
50,000	1.432%, 1/30/2020[e]	49,861
290,000	2.150%, 1/30/2020	292,110
280,000	2.100%, 7/26/2021	279,041
	Westpac Banking Corporation
375,000	1.661%, 8/19/2021[e]	376,173

	Total	54,283,661

Foreign Government (3.9%)
	Argentina Government International Bond
332,000	6.250%, 4/22/2019[f]	352,086
	Brazil Government International Bond
505,000	4.875%, 1/22/2021	539,088
720,000	2.625%, 1/5/2023	666,000
145,000	6.000%, 4/7/2026	160,588
415,000	7.125%, 1/20/2037	487,625
498,000	5.000%, 1/27/2045	451,935
345,000	5.625%, 2/21/2047	340,688
	Colombia Government International Bond
415,000	4.375%, 7/12/2021	449,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Foreign Government (3.9%) - continued
$300,000	2.625%, 3/15/2023	$295,950
400,000	4.000%, 2/26/2024	426,000
215,000	5.625%, 2/26/2044	248,862
498,000	5.000%, 6/15/2045	539,085
	Croatia Government International Bond
83,000	6.750%, 11/5/2019[f]	92,032
497,000	6.625%, 7/14/2020[f]	556,889
220,000	6.000%, 1/26/2024[f]	253,000
	Hungary Government International Bond
166,000	6.375%, 3/29/2021	192,353
640,000	5.750%, 11/22/2023	753,600
598,000	5.375%, 3/25/2024	694,451
	Indonesia Government International Bond
450,000	4.875%, 5/5/2021[f]	495,072
415,000	3.375%, 4/15/2023[f]	427,598
390,000	5.875%, 1/15/2024[f]	459,914
350,000	4.125%, 1/15/2025[f]	373,384
312,000	4.750%, 1/8/2026[f]	348,472
300,000	8.500%, 10/12/2035[f]	454,078
830,000	5.125%, 1/15/2045[f]	946,467
	Mexico Government International Bond
275,000	4.350%, 1/15/2047	270,188
80,000	5.750%, 10/12/2110	84,600
248,000	3.625%, 3/15/2022	261,330
660,000	4.000%, 10/2/2023	705,210
504,000	3.600%, 1/30/2025	522,270
432,000	4.125%, 1/21/2026	464,616
166,000	6.750%, 9/27/2034	219,535
166,000	6.050%, 1/11/2040	202,105
400,000	4.750%, 3/8/2044	414,500
260,000	5.550%, 1/21/2045	301,275
455,000	4.600%, 1/23/2046	461,256
	Panama Government International Bond
249,000	4.000%, 9/22/2024	272,344
435,000	3.750%, 3/16/2025	469,256
296,000	6.700%, 1/26/2036	404,040
	Peru Government International Bond
145,000	5.625%, 11/18/2050	191,762
498,000	4.125%, 8/25/2027	568,965
390,000	8.750%, 11/21/2033	632,775
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	194,841
180,000	6.375%, 10/23/2034	261,627
144,000	5.000%, 1/13/2037	185,730
288,000	3.950%, 1/20/2040	328,942
620,000	3.700%, 3/1/2041	686,044
	Romania Government International Bond
314,000	4.375%, 8/22/2023[f]	347,441
150,000	4.875%, 1/22/2024[f]	171,481
146,000	6.125%, 1/22/2044[f]	197,100
	Russia Government International Bond
260,000	3.500%, 1/16/2019[f]	265,477
1,200,000	5.000%, 4/29/2020[f]	1,294,296
800,000	4.875%, 9/16/2023[f]	879,600
347,750	7.500%, 3/31/2030[f]	421,822
390,000	5.625%, 4/4/2042[f]	450,353

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Foreign Government (3.9%) - continued
	South Africa Government International Bond
$25,000	5.500%, 3/9/2020	$27,266
340,000	5.875%, 5/30/2022	384,200
549,000	4.300%, 10/12/2028[c]	540,221
72,000	5.375%, 7/24/2044	78,228
	Turkey Government International Bond
162,000	7.500%, 11/7/2019	180,176
415,000	7.000%, 6/5/2020	459,198
615,000	5.125%, 3/25/2022	639,600
260,000	6.250%, 9/26/2022	285,350
130,000	5.750%, 3/22/2024	139,994
640,000	4.250%, 4/14/2026	625,958
300,000	4.875%, 10/9/2026	305,250
478,000	6.875%, 3/17/2036	557,874
621,000	4.875%, 4/16/2043	579,523
441,000	6.625%, 2/17/2045	514,016

	Total	28,452,297

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,500,000	3.000%, 10/1/2031[c]	2,625,928
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,000,000	2.500%, 10/1/2031[c]	7,250,281
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,000,000	3.000%, 10/1/2046[c]	9,354,023
4,000,000	3.500%, 10/1/2046[c]	4,220,625

	Total	23,450,857

Technology (1.7%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[f]	633,750
	Apple, Inc.
95,000	1.117%, 5/6/2020[e]	94,829
	Automatic Data Processing, Inc.
95,000	2.250%, 9/15/2020	97,977
	Cisco Systems, Inc.
115,000	1.411%, 2/21/2018[e]	115,666
95,000	1.342%, 3/1/2019[e]	95,624
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[f]	964,956
	Cypress Semiconductor Corporation, Convertible
600,000	4.500%, 1/15/2022[f]	678,375
	Diamond 1 Finance Corporation
120,000	3.480%, 6/1/2019[f]	123,416
	Equinix, Inc.
950,000	5.750%, 1/1/2025	1,009,375
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	95,460
375,000	2.250%, 8/15/2021	377,171
	First Data Corporation
850,000	5.375%, 8/15/2023[f]	875,500
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020[f,g]	382,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Technology (1.7%) - continued
	IMS Health, Inc.
$490,000	6.000%, 11/1/2020[f]	$497,350
	Intel Corporation
205,000	1.700%, 5/19/2021	206,620
95,000	3.100%, 7/29/2022	101,469
	Intel Corporation, Convertible
800,000	2.950%, 12/15/2035	1,104,500
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	808,563
600,000	3.000%, 11/15/2043	533,250
	Microsoft Corporation
290,000	1.100%, 8/8/2019	289,075
	NXP BV
1,075,000	3.875%, 9/1/2022[f]	1,126,063
	NXP Semiconductors NV, Convertible
780,000	1.000%, 12/1/2019	918,450
	Oracle Corporation
95,000	2.500%, 5/15/2022	97,516
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[f]	1,248,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	96,276

	Total	12,572,197

Transportation (0.4%)
	American Airlines Pass Through Trust
108,679	4.950%, 1/15/2023	118,189
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[f]	1,419,422
	Delta Air Lines, Inc.
83,174	4.950%, 5/23/2019	87,540
	ERAC USA Finance, LLC
225,000	2.600%, 12/1/2021[f]	229,336
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	99,315
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	200,109
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[f]	886,125

	Total	3,040,036

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
875,000	1.125%, 8/31/2021	874,111
325,000	2.125%, 6/30/2022	339,942
2,300,000	1.625%, 2/15/2026	2,303,954

	Total	3,518,007

Utilities (1.1%)
	AES Corporation
610,000	7.375%, 7/1/2021	699,975
	Ameren Corporation
90,000	2.700%, 11/15/2020	92,792
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	911,325
1,080,000	5.375%, 1/15/2023	1,075,950
	Dominion Resources, Inc.
275,000	1.600%, 8/15/2019	274,487
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,185,000
	Electricite de France SA
540,000	5.250%, 12/29/2049[f,i]	527,904
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019[f]	151,641

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Utilities (1.1%) - continued
	Energy Transfer Equity, LP
$1,240,000	5.500%, 6/1/2027	$1,233,800
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	158,194
	Fortis, Inc.
250,000	2.100%, 10/4/2021[f]	249,085
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	121,904
	NiSource Finance Corporation
295,000	5.450%, 9/15/2020	331,349
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	616,100
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	61,736
	Southern Company
255,000	1.850%, 7/1/2019	257,005
	Williams Partners, LP
275,000	5.250%, 3/15/2020	297,709
	Xcel Energy, Inc.
95,000	1.200%, 6/1/2017	94,816

	Total	8,340,772

	Total Long-Term Fixed Income (cost $353,295,463)	360,703,510

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (4.1%)
6,020	Amazon.com, Inc.[k]	5,040,606
3,120	AutoZone, Inc.[k]	2,397,221
800	Bayerische Motoren Werke AG	59,044
500	Beiersdorf AG	47,197
11,500	Berkeley Group Holdings plc	384,256
1,700	Brembo SPA	101,443
14,400	Bridgestone Corporation	530,550
7,563	Bunzl plc	223,020
10,800	Burlington Stores, Inc.[k]	875,016
8,000	Calsonic Kansei Corporation	74,107
8,884	Cedar Fair, LP	508,964
200	Christian Dior SE	35,870
11,400	Cineworld Group plc	85,646
40,152	Comcast Corporation	2,663,684
3,200	Compass Group plc	61,973
300	Continental AG	63,211
38,200	Debenhams plc	27,593
17,900	Denso Corporation	714,291
16,100	Eutelsat Communications	333,229
27,500	Ford Motor Company	331,925
16,200	Fuji Heavy Industries, Ltd.	607,816
11,540	General Motors Company	366,626
22,000	Gunze, Ltd.	71,075
4,000	Hakuhodo Dy Holdings, Inc.	46,880
1,200	Hennes & Mauritz AB	33,871
39,700	Honda Motor Company, Ltd.	1,145,754
22,200	Inchcape plc	189,427
3,500	Intertek Group plc	158,003
10,300	Kingfisher plc	50,254
900	Koito Manufacturing Company, Ltd.	43,803
1,500	KOMERI Company, Ltd.	36,502
1,331	Linamar Corporation	55,575
1,300	LVMH Moet Hennessy Louis Vuitton SE	221,665
6,300	Marks and Spencer Group plc	27,028
9,720	Masonite International Corporation[k]	604,292
28,545	MDC Partners, Inc.	306,002
14,040	Newell Brands, Inc.	739,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (4.1%) - continued
1,400	Nifco, Inc.	$74,376
44,710	NIKE, Inc.	2,353,981
2,100	Nokian Renkaat Oyj	76,566
500	Paddy Power plc	56,538
23,900	Persimmon plc	561,948
11,369	Restoration Hardware Holdings, Inc.[k]	393,140
800	RTL Group SA	66,460
5,500	Sekisui House, Ltd.	93,702
5,700	SHOWA Corporation	30,035
3,400	Sky plc	39,406
18,426	Starbucks Corporation	997,584
15,500	Sumitomo Forestry Company, Ltd.	207,447
9,800	Sumitomo Rubber Industries, Ltd.	148,234
700	Swatch Group AG	38,975
18,000	Tatts Group, Ltd.	50,590
41,650	Time, Inc.	603,092
18,160	Toll Brothers, Inc.[k]	542,258
700	Toyota Motor Corporation	40,605
8,040	Tractor Supply Company	541,494
300	Valora Holding AG	85,491
8,000	Wacoal Holdings Corporation	90,303
27,390	Walt Disney Company	2,543,435
1,100	Whirlpool Corporation	178,376
2,200	Whitbread plc	111,655
14,260	Wolters Kluwer NV	609,635
10,500	WPP plc	246,808
5,600	Yokohama Rubber Company, Ltd.	89,641

	Total	30,134,540

Consumer Staples (1.4%)
17,240	AdvancePierre Foods Holdings, Inc.	475,134
16,302	Anheuser-Busch InBev NV ADR	2,142,246
8,600	Axfood AB	151,825
4,145	British American Tobacco plc	264,350
15,200	Coca-Cola HBC AG	353,118
3,100	Ebro Foods SA	72,108
502	George Weston, Ltd.	41,876
3,300	Henkel AG & Company KGaA	384,894
23,779	Imperial Brands plc	1,223,913
3,000	Jeronimo Martins SGPS SA	51,995
3,400	Kao Corporation	192,229
1,900	Kesko Oyj	87,533
42,729	Koninklijke Ahold Delhaize NV	973,199
4,600	Nestle SA	363,235
20,630	Philip Morris International, Inc.	2,005,649
1,002	Premium Brands Holdings Corporation	47,200
3,700	Suedzucker AG	102,900
4,124	Universal Corporation	240,099
10,760	Walgreens Boots Alliance, Inc.	867,471
7,480	WhiteWave Foods Company[k]	407,136

	Total	10,448,110

Energy (1.6%)
11,368	Baytex Energy Corporation[k]	48,264
287,883	BP plc	1,677,985
10,500	Continental Resources, Inc.[k]	545,580
9,305	Contura Energy, Inc.[k]	388,484
23,600	EOG Resources, Inc.	2,282,356
26,400	EQT Corporation	1,917,168
13,331	OMV AG	383,828
16,870	Parsley Energy, Inc.[k]	565,314
3,860	Pioneer Natural Resources Company	716,609
11,550	Royal Dutch Shell plc	288,228
496	Royal Dutch Shell plc, Class A	12,339
26,503	Royal Dutch Shell plc, Class B	687,105

Shares	Common Stock (27.3%)	Value
Energy (1.6%) - continued
11,187	Statoil ASA	$187,811
10,527	Total SA	500,673
2,273	Vantage Drilling International[k]	179,567
287,060	Weatherford International plc[k]	1,613,277

	Total	11,994,588

Financials (4.4%)
3,830	Affiliated Managers Group, Inc.[k]	554,201
6,600	AIA Group, Ltd.	44,383
11,000	Allianz SE	1,634,721
300,000	Apollo Investment Corporation	1,740,000
183,600	Ares Capital Corporation	2,845,800
24,600	Australia & New Zealand Banking Group, Ltd.	524,019
42,600	Banco Santander SA	188,989
29,600	Bank of East Asia, Ltd.	120,809
5,913	Bank of Montreal	387,470
20,011	Bank of Nova Scotia	1,060,379
16,320	Bank of the Ozarks, Inc.	626,688
595	Canadian Imperial Bank of Commerce	46,137
2,123	Canadian Western Bank[l]	40,860
13,000	Chiba Bank, Ltd.	73,830
7,248	CI Financial Corporation[l]	139,054
39,840	Citigroup, Inc.	1,881,643
13,500	CNP Assurances	226,814
2,200	Danske Bank AS	64,363
44,808	Direct Line Insurance Group plc	211,660
36,470	Encore Capital Group, Inc.[k]	819,846
12,500	Erste Group Bank AG	370,148
2,300	EXOR SPA	93,131
62,200	FlexiGroup, Ltd.	111,057
91,000	Fukuoka Financial Group, Inc.	378,227
3,395	Genworth MI Canada, Inc.[l]	87,362
180,000	Golub Capital BDC, Inc.	3,342,600
400	Groupe Bruxelles Lambert SA	35,505
11,500	Hang Seng Bank, Ltd.	206,440
5,300	Hannover Rueckversicherung SE	568,138
74,200	Henderson Group plc	222,740
3,023	Intact Financial Corporation	218,531
7,940	Intercontinental Exchange, Inc.	2,138,718
56,800	Investec plc	346,237
30,380	J.P. Morgan Chase & Company	2,023,004
55,690	KeyCorp	677,747
7,700	Macquarie Group, Ltd.	486,983
190,000	Mizuho Financial Group, Inc.	320,233
3,600	MS and AD Insurance Group Holdings, Inc.	100,336
3,600	National Australia Bank, Ltd.	77,386
22,618	National Bank of Canada	802,004
11,000	Nordea Bank AB	109,235
15,800	Old Mutual plc	41,415
13,779	Power Corporation of Canada	291,870
1,955	Power Financial Corporation	45,301
7,780	Raymond James Financial, Inc.	452,874
2,478	Schroders plc	86,535
9,000	Swiss Re AG	812,866
55,280	Synchrony Financial	1,547,840
21,800	T&D Holdings, Inc.	245,928
1,800	Talanx AG	54,927
1,300	Tokio Marine Holdings, Inc.	49,855
3,660	Toronto-Dominion Bank	162,475
28,400	United Overseas Bank, Ltd.	394,016
27,600	Westpac Banking Corporation	627,961
19,740	XL Group, Ltd.	663,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (27.3%)	Value
Financials (4.4%) - continued
25,020	Zions Bancorporation	$776,120

	Total	32,201,267

Health Care (2.8%)
69,650	Abbott Laboratories	2,945,498
20,950	Akorn, Inc.[k]	571,097
8,790	Allergan plc[k]	2,024,425
1,700	Anthem, Inc.	213,027
4,100	CSL, Ltd.	337,146
8,493	Essilor International SA	1,095,564
11,600	Gilead Sciences, Inc.	917,792
6,400	Grifols SA	137,954
6,700	Hikma Pharmaceuticals plc	175,014
17,000	Hologic, Inc.[k]	660,110
573	ICON plc[k]	44,333
1,600	Laboratory Corporation of America Holdings[k]	219,968
1,300	Lonza Group AG	248,819
24,770	Medtronic plc	2,140,128
44,240	Merck & Company, Inc.	2,761,018
3,600	Merck KGaA	388,316
11,800	Novartis AG	931,260
11,900	Novo Nordisk AS	495,977
26,348	Pfizer, Inc.	892,407
1,400	Roche Holding AG-Genusschein	347,898
10,400	Sanofi	791,974
3,900	Teleflex, Inc.	655,395
11,890	Vertex Pharmaceuticals, Inc.[k]	1,036,927
4,190	Waters Corporation[k]	664,073

	Total	20,696,120

Industrials (3.0%)
10,400	ABB, Ltd.	234,395
3,500	Adecco SA	197,280
43,600	Air New Zealand, Ltd.	59,142
5,700	Amada Holdings Company, Ltd.	59,293
1,600	Andritz AG	87,068
30,000	Asahi Glass Company, Ltd.	193,979
1,900	Atlas Copco Aktiebolag	57,199
4,600	Babcock International Group plc	61,584
2,600	Berendsen plc	41,800
800	Brenntag AG	43,719
7,660	Canadian National Railway Company	500,721
3,400	Capita plc	29,453
27,000	Cathay Pacific Airways, Ltd.	37,744
8,000	Dai Nippon Printing Company, Ltd.	78,477
4,806	Dart Group plc	26,101
500	DCC plc	45,428
13,530	Delta Air Lines, Inc.	532,541
5,200	Deutsche Post AG	162,805
3,700	DSV AS	184,612
4,300	East Japan Railway Company	388,135
11,740	EMCOR Group, Inc.	699,939
4,220	Equifax, Inc.	567,928
1,100	Flughafen Zuerich AG	215,043
2,500	Fraport AG Frankfurt Airport Services Worldwide	136,826
100	Georg Fischer AG	87,669
2,900	Hitachi Transport System, Ltd.	57,948
1,000	Hochtief AG	141,126
17,030	Illinois Tool Works, Inc.	2,040,875
3,600	Inaba Denki Sangyo Company, Ltd.	130,126
35,210	Ingersoll-Rand plc	2,392,167
66,700	ITOCHU Corporation	839,724
34,280	Jacobs Engineering Group, Inc.[k]	1,772,962
2,100	Jardine Matheson Holdings, Ltd.	127,281

Shares	Common Stock (27.3%)	Value
Industrials (3.0%) - continued
7,000	Kamigumi Company, Ltd.	$61,068
16,800	KITZ Corporation	92,983
17,500	KONE Oyj	888,428
3,986	Koninklijke Boskalis Westminster NV	141,865
800	Kuehne & Nagel International AG	116,261
3,200	Kurita Water Industries, Ltd.	76,036
700	Legrand SA	41,268
23,100	Marubeni Corporation	118,667
17,600	Masco Corporation	603,856
25,300	Meggitt plc	147,668
5,500	Middleby Corporation[k]	679,910
6,600	MIRAIT Holdings Corporation	56,238
21,000	Mitsubishi Electric Corporation	269,151
9,000	Mitsuboshi Belting, Ltd.	76,475
42,200	Mitsui & Company, Ltd.	584,845
12,000	Nippon Express Company, Ltd.	56,100
11,900	Nitto Kogyo Corporation	156,213
2,700	Randstad Holding NV	122,776
367	Rieter Holding AG	74,455
6,200	Sanwa Holdings Corporation	60,022
200	Schindler Holding AG	37,882
1,300	Schindler Holding AG, Participation Certificate	244,117
6,100	Siemens AG	715,292
3,500	Skanska AB	81,770
6,300	SKF AB	108,797
10,300	Smiths Group plc	195,517
3,300	Southwest Airlines Company	128,337
1,800	TOTO, Ltd.	68,053
18,300	Union Pacific Corporation	1,784,799
9,700	Vinci SA	742,814
6,290	WABCO Holdings, Inc.[k]	714,104
2,655	WSP Global, Inc.	83,640
1,600	Yuasa Trading Company, Ltd.	36,760

	Total	21,597,257

Information Technology (4.1%)
2,850	Alphabet, Inc., Class Ak	2,291,571
1,487	Alphabet, Inc., Class Ck	1,155,830
31,050	Apple, Inc.	3,510,203
6,400	Canon, Inc.	185,807
8,250	Check Point Software Technologies, Ltd.[k]	640,283
16,950	Facebook, Inc.[k]	2,174,177
29,450	Finisar Corporation[k]	877,610
14,000	FUJIFILM Holdings NPV	518,600
3,200	Halma plc	43,446
1,200	Hoya Corporation	48,273
25,030	Juniper Networks, Inc.	602,222
3,300	Kyocera Corporation	158,576
1,600	Micro Focus International plc	45,543
47,010	Microsoft Corporation	2,707,776
6,300	NEC Networks & System Integration Corporation	107,314
2,100	Nice, Ltd.	139,831
3,600	NS Solutions Corporation	62,913
1,000	NTT Data Corporation	49,944
6,165	NVIDIA Corporation	422,426
700	Oracle Corporation Japan	39,548
6,200	Palo Alto Networks, Inc.[k]	987,846
64,580	Pandora Media, Inc.[k]	925,431
45,520	PayPal Holdings, Inc.[k]	1,864,954
11,910	Plantronics, Inc.	618,844
43,050	Pure Storage, Inc.[k]	583,327
9,930	Salesforce.com, Inc.[k]	708,307
500	SAP SE	45,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (27.3%)	Value
Information Technology (4.1%) - continued
1,300	Trend Micro, Inc.	$45,351
11,030	Twitter, Inc.[k]	254,242
3,840	Ultimate Software Group, Inc.[k]	784,858
1,100	United Internet AG	48,716
19,460	Vantiv, Inc.[k]	1,095,014
33,630	Visa, Inc.	2,781,201
65,940	Xilinx, Inc.	3,583,180

	Total	30,108,890

Materials (0.8%)
3,200	Adeka Corporation	44,273
1,000	Air Liquide SA	107,237
3,700	Amcor, Ltd.	43,095
1,940	Ashland Global Holdings, Inc.	224,943
43,400	BHP Billiton, Ltd.	751,797
2,300	Croda International plc	103,785
4,790	Crown Holdings, Inc.[k]	273,461
37,000	Daicel Corporation	467,572
9,000	Denki Kagaku Kogyo KK	38,978
6,410	Domtar Corporation	238,003
2,600	Eagle Materials, Inc.	200,980
1,400	Evonik Industries AG	47,396
3,890	FMC Corporation	188,043
100	Geberit AG	43,834
100	Givaudan SA	203,872
5,000	Hexpol AB	44,833
4,000	JSR Corporation	62,870
7,800	Kuraray Company, Ltd.	115,713
19,300	Mitsubishi Chemical Holdings Corporation	120,999
4,000	Mitsubishi Gas Chemical Company, Inc.	57,268
2,400	Mitsubishi Materials Corporation	65,646
800	Nippon Shokubai Company, Ltd.	49,979
600	Nitto Denko Corporation	38,968
79,171	Norsk Hydro ASA	342,317
21,800	Orora, Ltd.	52,871
4,080	Packaging Corporation of America	331,541
2,540	PPG Industries, Inc.	262,534
18	Rio Tinto, Ltd.	716
7,700	RPC Group plc	95,686
10,960	Steel Dynamics, Inc.	273,890
4,000	Sumitomo Metal Mining Company, Ltd.	55,247
1,800	Sumitomo Seika Chemicals Company, Ltd.	63,795
9,000	Tosoh Corporation	55,473
15,096	UPM-Kymmene Oyj	318,747
30,774	Verso Corporation[k]	198,492
14,404	Yara International ASA	479,985

	Total	6,064,839

Real Estate (4.3%)
2,750	Acadia Realty Trust	99,660
2,350	Agree Realty Corporation	116,184
10,678	Alexandria Real Estate Equities, Inc.	1,161,446
2,050	American Campus Communities, Inc.	104,283
5,800	American Homes 4 Rent	125,512
5,550	Apartment Investment & Management Company	254,800
4,800	Apple Hospitality REIT, Inc.	88,848
4,000	AvalonBay Communities, Inc.	711,360
1,700	Bluerock Residential Growth REIT, Inc.	22,100
7,454	Boston Properties, Inc.	1,015,906
2,800	Brandywine Realty Trust	43,736

Shares	Common Stock (27.3%)	Value
Real Estate (4.3%) - continued
38,540	Brixmor Property Group, Inc.	$1,071,027
10,690	Camden Property Trust	895,181
42,700	CapitaMall Trust	68,029
2,475	Care Capital Properties, Inc.	70,538
1,438	Chesapeake Lodging Trust	32,930
950	CoreSite Realty Corporation	70,338
6,760	Crown Castle International Corporation	636,860
7,100	CubeSmart	193,546
2,950	CyrusOne, Inc.	140,332
600	Daito Trust Construction Company, Ltd.	95,964
1,100	DCT Industrial Trust, Inc.	53,405
8,700	DDR Corporation	151,641
6,200	Derwent London plc	208,977
62,700	DEXUS Property Group	440,691
1,925	DiamondRock Hospitality Company	17,517
4,372	Digital Realty Trust, Inc.	424,609
2,000	Douglas Emmett, Inc.	73,260
43,000	Duke Realty Corporation	1,175,190
1,550	DuPont Fabros Technology, Inc.	63,938
1,600	Education Realty Trust, Inc.	69,024
1,779	EPR Properties	140,078
2,723	Equinix, Inc.	980,961
2,800	Equity Lifestyle Properties, Inc.	216,104
1,600	Equity One, Inc.	48,976
13,802	Equity Residential	887,883
2,000	Essex Property Trust, Inc.	445,400
4,150	Extra Space Storage, Inc.	329,551
1,600	Federal Realty Investment Trust	246,288
2,750	First Industrial Realty Trust, Inc.	77,605
3,900	Forest City Realty Trust, Inc.	90,207
38,700	Frasers Centrepoint Trust	62,433
4,050	Gaming and Leisure Properties, Inc.	135,473
16,627	General Growth Properties, Inc.	458,905
1,900	GEO Group, Inc.	45,182
7,100	Gramercy Property Trust	68,444
4,900	Great Portland Estates plc	40,183
21,025	H&R Real Estate Investment Trust	359,458
5,400	Hamborner REIT AG	57,125
11,600	HCP, Inc.	440,220
3,500	Healthcare Realty Trust, Inc.	119,210
5,050	Healthcare Trust of America, Inc.	164,731
4,000	Highwoods Properties, Inc.	208,480
4,800	Hospitality Properties Trust	142,656
22,252	Host Hotels & Resorts, Inc.	346,464
3,150	Hudson Pacific Properties, Inc.	103,541
8,500	Hufvudstaden AB	147,276
75,000	Hysan Development Company, Ltd.	352,879
6,100	Iron Mountain, Inc.	228,933
2,300	Kilroy Realty Corporation	159,505
15,300	Kimco Realty Corporation	442,935
1,870	Lamar Advertising Company	122,130
3,000	LaSalle Hotel Properties	71,610
2,900	Liberty Property Trust	117,015
1,264	Life Storage, Inc.	112,420
13,500	Link REIT	99,658
4,200	Macerich Company	339,654
8,650	Medical Properties Trust, Inc.	127,761
2,400	Mid-America Apartment Communities, Inc.	225,576
2,000	National Health Investors, Inc.	156,960
6,400	National Retail Properties, Inc.	325,440
600	National Storage Affiliates Trust	12,564
278,458	New World Development Company, Ltd.	365,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Common Stock (27.3%)	Value
Real Estate (4.3%) - continued
4,750	NorthStar Realty Finance Corporation	$62,557
3,950	Omega Healthcare Investors, Inc.	140,027
2,300	Outfront Media, Inc.	54,395
4,700	Parkway Properties, Inc.	79,947
1,700	Pebblebrook Hotel Trust	45,220
6,250	Physicians Realty Trust	134,625
1,361	Post Properties, Inc.	90,003
22,012	Prologis, Inc.	1,178,522
5,132	Public Storage, Inc.	1,145,154
1,308	QTS Realty Trust, Inc.	69,128
4,000	Realty Income Corporation	267,720
4,100	Regency Centers Corporation	317,709
2,850	Retail Opportunity Investments Corporation	62,586
4,800	Retail Properties of America, Inc.	80,640
2,428	RioCan Real Estate Investment Trust	50,376
6,381	RLJ Lodging Trust	134,192
4,426	Senior Housing Property Trust	100,514
12,106	Simon Property Group, Inc.	2,506,063
3,100	SL Green Realty Corporation	335,110
23,400	Spirit Realty Captial, Inc.	311,922
113,376	Stockland	415,231
5,531	Store Capital Corporation	162,999
5,800	Summit Hotel Properties, Inc.	76,328
1,950	Sun Communities, Inc.	153,036
5,787	Sunstone Hotel Investors, Inc.	74,016
500	Swiss Prime Site AGk	43,910
2,463	Tanger Factory Outlet Centers, Inc.	95,958
1,100	Taubman Centers, Inc.	81,851
8,900	UDR, Inc.	320,311
3,400	Urban Edge Properties	95,676
900	Urstadt Biddle Properties, Inc.	19,998
9,600	Ventas, Inc.	678,048
19,828	VEREIT, Inc.	205,616
9,140	Vornado Realty Trust	925,059
3,200	Weingarten Realty Investors	124,736
20,127	Welltower, Inc.	1,504,896
8,000	Wharf Holdings, Ltd.	58,693
11,000	Wheelock and Company, Ltd.	65,337
67,900	Wing Tai Holdings, Ltd.	84,270
1,700	WP Carey, Inc.	109,701

	Total	31,781,926

Telecommunications Services (0.4%)
2,760	BCE, Inc.	127,466
35,400	BT Group plc	178,108
13,400	Elisa Oyj	493,837
9,200	Freenet AG	269,273
161,636	KCOM Group plc	242,868
1,000	Millicom International Cellular SA	51,811
1,000	Nippon Telegraph & Telephone Corporation	45,736
12,700	Orange SA	198,979
179,000	PCCW, Ltd.	110,249
4,600	Proximus SA	137,614
15,900	Telefonica Deutschland Holding AG	64,108
10,214	Telenor ASA	175,639
16,600	Vodafone Group plc	47,607
30,890	Zayo Group Holdings, Inc.[k]	917,742

	Total	3,061,037

Utilities (0.4%)
5,300	E.ON SE	37,670
78,400	Electricidade de Portugal SA	263,112
34,466	MDU Resources Group, Inc.	876,815

Shares	Common Stock (27.3%)	Value
Utilities (0.4%) - continued
14,004	NorthWestern Corporation	$805,650
113,000	Osaka Gas Company, Ltd.	473,947
54,900	Redes Energeticas Nacionais SGPS SA	160,470
9,000	Toho Gas Company, Ltd.	84,278
10,700	United Utilities Group plc	138,979

	Total	2,840,921

	Total Common Stock (cost $191,297,995)	200,929,495

Shares	Registered Investment Companies (4.3%)	Value
Equity Funds/ETFs (1.4%)
418,500	Alerian MLP ETF	5,310,765
4,340	iShares MSCI EAFE Index Fund	256,624
61,690	Materials Select Sector SPDR Fund	2,945,697
39,720	Utilities Select Sector SPDR Fund	1,945,883

	Total	10,458,969

Fixed Income Funds/ETFs (2.9%)
201,830	PowerShares Senior Loan Portfolio	4,684,475
211,255	Vanguard Short-Term Corporate Bond ETF	17,016,590

	Total	21,701,065

	Total Registered Investment Companies (cost $33,882,985)	32,160,034

Shares	Preferred Stock (2.7%)	Value
Consumer Staples (0.4%)
4,850	Bunge, Ltd., Convertible, 4.875%[i]	461,269
31,000	CHS, Inc., 6.750%[i]	887,530
48,800	CHS, Inc., 7.100%[i]	1,462,048

	Total	2,810,847

Energy (<0.1%)
6,912	Alpha Natural Resources, Inc.[k]	40,643
6,912	ANR Holdings, Inc.[k]	10,575

	Total	51,218

Financials (1.9%)
8,335	Agribank FCB, 6.875%[i]	898,096
54,977	Annaly Capital Management, Inc., 7.500%[i]	1,388,169
400	Bank of America Corporation, Convertible, 7.250%[i]	488,336
44,780	Citigroup, Inc., 6.875%[i]	1,290,112
35,980	Citigroup, Inc., 7.008%[e]	947,713
12,970	Cobank ACB, 6.250%[i]	1,365,093
60,150	GMAC Capital Trust I, 6.602%[e]	1,528,412
40,200	Goldman Sachs Group, Inc., 5.500%[i]	1,077,762
11,380	Morgan Stanley, 6.875%[i]	334,913
32,100	Morgan Stanley, 7.125%[i]	947,271
24,500	PNC Financial Services Group, Inc., 6.125%[i]	714,665
39,100	U.S. Bancorp, 6.500%[i]	1,177,692
1,445	Wells Fargo & Company, Convertible, 7.500%[i]	1,890,927

	Total	14,049,161

Health Care (0.2%)
1,280	Allergan plc, Convertible, 5.500%	1,048,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Shares	Preferred Stock (2.7%)	Value
Health Care (0.2%) - continued
310	Teva Pharmaceutical Industries, Ltd.,
	Convertible, 7.000%	$252,126

	Total	1,300,126

Real Estate (0.2%)
9,400	American Tower Corporation,
	Convertible, 5.500%	1,030,146

	Total	1,030,146

Utilities (<0.1%)
5,500	DTE Energy Company, Convertible, 6.500%[k]	286,000

	Total	286,000

	Total Preferred Stock (cost $18,348,621)	19,527,498

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
274,335	Thrivent Cash Management Trust	274,335

	Total Collateral Held for Securities Loaned (cost $274,335)	274,335

Shares or Principal Amount	Short-Term Investments (7.6%)[m]	Value
	Federal Home Loan Bank Discount Notes
800,000	0.275%, 10/19/2016[n]	799,933
400,000	0.300%, 10/26/2016[n]	399,951
200,000	0.320%, 11/16/2016[n]	199,946
100,000	0.344%, 11/30/2016[n]	99,965
	Thrivent Core Short-Term Reserve Fund
5,430,403	0.750%	54,304,026

	Total Short-Term Investments (cost $55,803,693)	55,803,821

	Total Investments (cost $751,627,097) 104.3%	$767,481,346

	Other Assets and Liabilities, Net (4.3%)	(31,502,024)

	Total Net Assets 100.0%	$735,979,322

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2016.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2016, the value of these investments was $75,939,111 or 10.3% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2016.
h	All or a portion of the security is insured or guaranteed.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	All or a portion of the security is on loan.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of September 30, 2016 was $23,672,771 or 3.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$1,148,570
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	424,655
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	1,438,307
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	1,810,420
Digicel, Ltd., 4/15/2021	6/9/2014	1,433,036
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,048,380
Marlette Funding Trust, 1/17/2023	7/20/2016	2,327,369
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,078,664
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	1,999,997
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	1,200,000
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,639,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Security	Acquisition Date	Cost
Pretium Mortgage Credit Partners, LLC, 7/27/2031	6/17/2016	$1,464,579
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	1,128,904
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	691,519
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	1,113,179
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	1,524,813
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,453,512
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	444,548

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of September 30, 2016:

Securities Lending Transactions

Common Stock	$263,468

Total lending	$263,468
Gross amount payable upon return of collateral for securities loaned	$274,335

Net amounts due to counterparty	$10,867

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$34,323,258
Gross unrealized depreciation	(18,469,009)

Net unrealized appreciation (depreciation)	$15,854,249
Cost for federal income tax purposes	$751,627,097

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2016, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,064,329	–	6,064,329	–
Capital Goods	6,332,259	–	3,529,602	2,802,657
Communications Services	27,479,340	–	25,527,943	1,951,397
Consumer Cyclical	15,969,731	–	15,969,731	–
Consumer Non-Cyclical	15,574,666	–	14,640,953	933,713
Energy	5,919,867	–	3,913,170	2,006,697
Financials	6,170,355	–	6,170,355	–
Technology	10,085,612	–	10,085,612	–
Transportation	2,851,810	–	2,851,810	–
Utilities	1,634,684	–	1,634,684	–
Long-Term Fixed Income
Asset-Backed Securities	29,730,314	–	28,527,914	1,202,400
Basic Materials	5,985,355	–	5,985,355	–
Capital Goods	12,601,224	–	12,601,224	–
Collateralized Mortgage Obligations	93,926,676	–	93,926,676	–
Commercial Mortgage-Backed Securities	2,753,876	–	2,753,876	–
Communications Services	24,503,233	–	24,503,233	–
Consumer Cyclical	18,419,148	–	18,419,148	–
Consumer Non-Cyclical	21,617,380	–	21,617,380	–
Energy	17,508,477	–	17,508,477	–
Financials	54,283,661	–	50,112,553	4,171,108
Foreign Government	28,452,297	–	28,452,297	–
Mortgage-Backed Securities	23,450,857	–	23,450,857	–
Technology	12,572,197	–	12,572,197	–
Transportation	3,040,036	–	3,040,036	–
U.S. Government and Agencies	3,518,007	–	3,518,007	–
Utilities	8,340,772	–	8,340,772	–
Common Stock
Consumer Discretionary	30,134,540	21,987,042	8,147,498	–
Consumer Staples	10,448,110	6,137,735	4,310,375	–
Energy	11,994,588	8,208,355	3,786,233	–
Financials	32,201,267	20,090,937	12,110,330	–
Health Care	20,696,120	15,746,198	4,949,922	–
Industrials	21,597,257	11,917,418	9,679,839	–
Information Technology	30,108,890	28,569,302	1,539,588	–
Materials	6,064,839	2,191,887	3,872,952	–
Real Estate	31,781,926	28,766,296	3,015,630	–
Telecommunications Services	3,061,037	917,742	2,143,295	–
Utilities	2,840,921	1,682,465	1,158,456	–
Registered Investment Companies
Fixed Income Funds/ETFs	21,701,065	21,701,065	–	–
Equity Funds/ETFs	10,458,969	10,458,969	–	–
Preferred Stock
Consumer Staples	2,810,847	2,810,847	–	–
Energy	51,218	–	–	51,218
Financials	14,049,161	11,785,972	2,263,189	–
Health Care	1,300,126	252,126	1,048,000	–
Real Estate	1,030,146	1,030,146	–	–
Utilities	286,000	–	286,000	–
Short-Term Investments	1,499,795	–	1,499,795	–
Subtotal Investments in Securities	$712,902,985	$194,254,502	$505,529,293	$13,119,190

Other Investments *	Total
Short-Term Investments	54,304,026
Collateral Held for Securities Loaned	274,335
Subtotal Other Investments	$54,578,361
Total Investments at Value	$767,481,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2016

(unaudited)

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	63,680	63,680	–	–

Total Asset Derivatives	$63,680	$63,680	$–	$–

Liability Derivatives
Futures Contracts	134,843	134,843	–	–

Total Liability Derivatives	$134,843	$134,843	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of September 30, 2016. Investments and/or cash totaling $1,499,795 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(218)	December 2016	($28,553,897)	($28,585,250)	($31,353)
CBOT 2-Yr. U.S. Treasury Note	(58)	December 2016	(12,658,323)	(12,671,187)	(12,864)
CBOT 5-Yr. U.S. Treasury Note	250	December 2016	30,315,228	30,378,908	63,680
CME E-mini S&P 500 Index	21	December 2016	2,272,908	2,268,420	(4,488)
CME S&P 500 Index	(55)	December 2016	(29,622,647)	(29,705,500)	(82,853)
CME Ultra Long Term U.S. Treasury Bond	1	December 2016	187,160	183,875	(3,285)
Total Futures Contracts					($71,163)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at September 30, 2016	Value September 30, 2016	Income Earned January 1, 2016 - September 30, 2016
Cash Management Trust- Collateral Investment	$714,690	$12,799,967	$13,240,322	274,335	$274,335	$18,964
Cash Management Trust- Short Term Investment	33,870,084	115,242,836	149,112,920	–	–	33,165
Core Short-Term Reserve	–	208,438,179	154,134,153	5,430,403	54,304,026	107,611
Total Value and Income Earned	$34,584,774				$54,578,361	$159,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the

36

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2016

(unaudited)

aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

37

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2016

(unaudited)

Futures Contracts – Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain

38

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2016

(unaudited)

exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

39

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 23, 2016	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 23, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: November 23, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer